WESTERN ASSET INTERMEDIATE-TERM MUNICIPALS FUND

Schedule of investments (unaudited) (Percentages shown based on Fund net assets)	December 31, 2023

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Municipal Bonds - 97.0%
Alabama - 1.9%
Alabama State Corrections Institution Finance Authority Revenue, Series A	5.000%	7/1/42	$9,250,000	$10,230,227
Black Belt Energy Gas District, AL, Gas Project Revenue Bonds:
Project No 6, Series B	4.000%	12/1/26	2,125,000	2,135,066	(a)(b)
Series D-1, Refunding	5.500%	2/1/29	2,700,000	2,890,602	(a)(b)
Energy Southeast, A Cooperative District Energy, AL, Supply Revenue, Series B-1	5.750%	11/1/31	5,500,000	6,163,303	(a)(b)
Jefferson County, AL, Sewer Revenue, Convertible CAB, Subordinated Lien, Warrants, Series F, Refunding	7.900%	10/1/50	9,000,000	9,450,209
Southeast Alabama Gas Supply District, Gas Supply Revenue, Project No 2, Series A	4.000%	6/1/24	17,625,000	17,634,232	(a)(b)

Total Alabama				48,503,639

Alaska - 0.4%
Alaska State Housing Finance Corp. Revenue:
State Capital Project II, Series B	5.000%	12/1/37	750,000	819,029
State Capital Project, Series B	4.000%	12/1/35	1,000,000	1,035,668
State Capital Project, Series B, Refunding	4.000%	12/1/36	750,000	772,867
Northern Tobacco Securitization Corp., AK, Revenue:
Asset Backed Senior Bonds, Class 1, Series A, Refunding	5.000%	6/1/26	1,085,000	1,128,917
Asset Backed Senior Bonds, Class 1, Series A, Refunding	5.000%	6/1/27	1,000,000	1,059,696
Asset Backed Senior Bonds, Class 1, Series A, Refunding	5.000%	6/1/28	1,650,000	1,777,572
Asset Backed Senior Bonds, Class 1, Series A, Refunding	5.000%	6/1/29	1,250,000	1,366,141
Asset Backed Senior Bonds, Class 1, Series A, Refunding	5.000%	6/1/30	1,750,000	1,936,571

Total Alaska				9,896,461

Arizona - 2.3%
Arizona State IDA, Education Revenue:
Academies Math & Science Project, Refunding, SD Credit Program	5.000%	7/1/37	700,000	727,474
Basis School Project, Credit Enhanced, SD Credit Program, Refunding, SD Credit Program	5.000%	7/1/37	850,000	888,458

See Notes to Schedule of Investments.

Western Asset Intermediate-Term Municipals Fund 2023 Quarterly Report	1

WESTERN ASSET INTERMEDIATE-TERM MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d) (Percentages shown based on Fund net assets)	December 31, 2023

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Arizona - (continued)
Lincoln South Beltway Project	5.000%	2/1/24	$2,000,000	$2,003,020
Lincoln South Beltway Project	5.000%	8/1/24	2,000,000	2,023,291
Lincoln South Beltway Project	5.000%	2/1/25	1,500,000	1,533,762
Arizona State IDA, Hospital Revenue:
Phoenix Children’s Hospital Project	5.000%	2/1/36	1,100,000	1,229,453
Phoenix Children’s Hospital Project	5.000%	2/1/40	1,300,000	1,410,790
Chandler, AZ, IDA Revenue:
Intel Corp. Project	5.000%	6/3/24	8,900,000	8,917,658	(a)(b)(c)
Intel Corp. Project	5.000%	9/1/27	6,500,000	6,762,337	(a)(b)(c)
Intel Corp. Project	3.800%	6/15/28	4,000,000	4,085,605	(a)(b)
Intel Corp. Project	4.100%	6/15/28	3,900,000	3,969,539	(a)(b)(c)
Navajo Nation, AZ, Revenue, Series A, Refunding	5.000%	12/1/25	2,400,000	2,432,626	(d)
Phoenix, AZ, Civic Improvement Corp., Airport Revenue:
Junior Lien, Refunding	5.000%	7/1/27	4,000,000	4,037,524
Senior Lien, Series 2018	5.000%	7/1/36	3,715,000	3,965,203	(c)
Senior Lien, Series 2018	5.000%	7/1/37	4,300,000	4,566,059	(c)
Senior Lien, Series 2018	5.000%	7/1/38	5,085,000	5,364,910	(c)
Phoenix, AZ, IDA, Great Hearts Academies, Refunding	5.000%	7/1/36	1,600,000	1,615,292
Salt Verde, AZ, Financial Corp., Natural Gas Revenue, Series 2007	5.000%	12/1/32	3,665,000	4,003,686

Total Arizona				59,536,687

Arkansas - 0.2%
Arkansas State Development Finance Authority, Environmental Improvement Revenue, United States Steel Corporation Project, Green Bonds	5.700%	5/1/53	5,250,000	5,327,974	(c)

California - 7.4%
Alameda, CA, Corridor Transportation Authority Revenue:
Second Subordinated Lien, Series B, Refunding	5.000%	10/1/34	3,000,000	3,103,182
Second Subordinated Lien, Series B, Refunding	5.000%	10/1/36	4,200,000	4,330,844
Anaheim, CA, Housing & Public Improvements Authority, Sewer Revenue, Refunding	5.000%	2/1/36	2,060,000	2,258,068

See Notes to Schedule of Investments.

2	Western Asset Intermediate-Term Municipals Fund 2023 Quarterly Report

WESTERN ASSET INTERMEDIATE-TERM MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d) (Percentages shown based on Fund net assets)	December 31, 2023

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
California - (continued)
Anaheim, CA, Public Financing Authority, Lease Revenue:
Series A, Refunding	5.000%	5/1/28	$1,100,000	$1,107,960	(e)
Series A, Refunding	5.000%	5/1/29	1,255,000	1,264,082	(e)
Series A, Refunding	5.000%	5/1/30	1,700,000	1,712,302	(e)
Series A, Refunding	5.000%	5/1/31	1,850,000	1,863,387	(e)
Bay Area Toll Authority, CA, Toll Bridge Revenue, San Francisco Bay Area, Series B-1 (SIFMA Municipal Swap Index Yield + 1.100%)	4.970%	4/1/24	2,975,000	2,975,309	(a)(b)
California State Community Choice Financing Authority Revenue:
Clean Energy Project, Green Bonds, Series A-1	4.000%	8/1/28	2,250,000	2,284,098	(a)(b)
Clean Energy Project, Green Bonds, Series B-1	5.000%	8/1/29	8,300,000	8,820,700	(a)(b)
Clean Energy Project, Green Bonds, Series B-1	4.000%	8/1/31	12,105,000	12,194,932	(a)(b)
California State Infrastructure & Economic Development Bank Revenue, UCSF 2130 Third Street	5.000%	5/15/42	6,000,000	6,464,471
California State MFA Lease Revenue, Orange County, CA, Civic Center Infrastructure Improvement Program	5.000%	6/1/43	3,000,000	3,209,801
California State MFA Revenue:
Senior Lien, LINXS APM Project, Series A	5.000%	12/31/34	4,550,000	4,816,302	(c)
Senior Lien, LINXS APM Project, Series A	5.000%	12/31/43	4,500,000	4,620,123	(c)
Waste Management, Inc. Project, Series B	4.800%	6/2/25	3,000,000	3,020,698	(a)(b)(c)
California State MFA Special Facility Revenue, United Airlines, Inc., Los Angeles International Airport Project	4.000%	7/15/29	500,000	492,193	(c)
California State PCFA Water Furnishing Revenue:
Poseidon Resources	5.000%	7/1/27	6,370,000	6,410,489	(c)(d)
San Diego County Water Authority Desalination Project, Refunding	5.000%	7/1/39	1,500,000	1,542,666	(d)
California State, GO, Various Purpose, Refunding	4.000%	11/1/36	2,735,000	2,831,958
California Statewide CDA Revenue, Provident
Group-Pomona Properties LLC, Series A	5.600%	1/15/36	8,180,000	8,179,814	(d)

See Notes to Schedule of Investments.

Western Asset Intermediate-Term Municipals Fund 2023 Quarterly Report	3

WESTERN ASSET INTERMEDIATE-TERM MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d) (Percentages shown based on Fund net assets)	December 31, 2023

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
California - (continued)
Los Angeles County, CA, MTA, Sales Tax Revenue:
Senior Proposition C, Series B	5.000%	7/1/34	$5,000,000	$5,598,164
Senior Proposition C, Series B	5.000%	7/1/35	5,000,000	5,584,487
Los Angeles, CA, Department of Airports Revenue:
Los Angeles International Airport, Series A, Refunding	5.000%	5/15/36	3,690,000	4,225,561
Los Angeles International Airport, Series G, Refunding	5.000%	5/15/27	3,390,000	3,598,894	(c)
Los Angeles International Airport, Series H, Refunding	5.000%	5/15/27	4,175,000	4,432,266	(c)
Los Angeles International Airport, Subordinated, Series D	5.000%	5/15/37	3,275,000	3,495,547	(c)
Los Angeles International Airport, Subordinated, Series F	5.000%	5/15/34	1,775,000	1,937,177	(c)
Subordinated, Los Angeles International Airport, Series B	5.000%	5/15/35	1,000,000	1,032,369	(c)
Subordinated, Los Angeles International Airport, Series B	5.000%	5/15/36	1,000,000	1,030,126	(c)
Subordinated, Los Angeles International Airport, Series C	5.000%	5/15/37	4,925,000	5,183,832	(c)
Subordinated, Los Angeles International Airport, Series C	5.000%	5/15/38	2,500,000	2,619,610	(c)
Los Angeles, CA, Department of Water & Power, Power System Revenue:
Series C	5.000%	7/1/36	6,450,000	6,970,080
Series C	5.000%	7/1/37	3,000,000	3,228,602
M-S-R Energy Authority, CA, Natural Gas Revenue:
Series A	6.125%	11/1/29	1,550,000	1,681,825
Series B	6.125%	11/1/29	14,845,000	16,107,541
River Islands, CA, Public Financing Authority, Special Tax Revenue:
Community Facilities District No 2003-1, Series A-1, Refunding, AGM	5.000%	9/1/42	3,700,000	4,090,866
Community Facilities District No 2023-1	5.500%	9/1/43	1,350,000	1,415,956
Community Facilities District No 2023-1	5.500%	9/1/48	1,780,000	1,831,576
Riverside, CA, Electric Revenue:
Series A, Refunding	5.000%	10/1/36	6,250,000	7,033,153

See Notes to Schedule of Investments.

4	Western Asset Intermediate-Term Municipals Fund 2023 Quarterly Report

WESTERN ASSET INTERMEDIATE-TERM MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d) (Percentages shown based on Fund net assets)	December 31, 2023

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
California - (continued)
Series A, Refunding	5.000%	10/1/43	$3,000,000	$3,277,090
Riverside, CA, Sewer Revenue:
Series A, Refunding	5.000%	8/1/35	3,115,000	3,476,433
Series A, Refunding	5.000%	8/1/36	1,000,000	1,110,774
San Bernardino, CA, USD Revenue, COP, School Financing Project, AGM	5.000%	10/1/34	1,000,000	1,101,786
San Francisco, CA, City & County Airport Commission, International Airport Revenue:
Second Series D, Refunding	5.000%	5/1/48	2,500,000	2,569,766	(c)
Series A	5.000%	1/1/34	1,000,000	1,083,751	(c)
Sanger, CA, USD Revenue, COP, Capital Projects, Refunding, AGM	5.000%	6/1/49	3,000,000	3,082,895
Southern California Public Power Authority, Natural Gas Project Revenue, Project Number 1, Series A	5.250%	11/1/26	2,000,000	2,089,679
Southern California Water Replenishment District Financing Authority, Replenishment Revenue:
Series 2018	5.000%	8/1/36	2,300,000	2,556,888
Series 2018	5.000%	8/1/43	2,000,000	2,168,001
Tobacco Securitization Authority of Southern California Revenue:
San Diego County Tobacco Asset
Securitization Corporation, Series A	5.000%	6/1/34	655,000	709,944
San Diego County Tobacco Asset
Securitization Corporation, Series A	5.000%	6/1/36	1,000,000	1,070,681
San Diego County Tobacco Asset
Securitization Corporation, Series A	5.000%	6/1/38	1,750,000	1,845,967

Total California				190,744,666

Colorado - 2.5%
Base Village Metropolitan District No 2, CO, GO, Series A, Refunding	5.500%	12/1/36	500,000	502,219
Colorado State Health Facilities Authority Revenue:
Commonspirit Health Initiatives, Series A	5.250%	11/1/37	1,450,000	1,619,855
Commonspirit Health Initiatives, Series A	5.250%	11/1/38	2,200,000	2,440,002
Commonspirit Health Initiatives, Series A	5.250%	11/1/39	2,000,000	2,205,875
Commonspirit Health Initiatives, Series B-2	5.000%	8/1/26	2,900,000	2,999,428	(a)(b)

See Notes to Schedule of Investments.

Western Asset Intermediate-Term Municipals Fund 2023 Quarterly Report	5

WESTERN ASSET INTERMEDIATE-TERM MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d) (Percentages shown based on Fund net assets)	December 31, 2023

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Colorado - (continued)
Denver, CO, City & County Airport System Revenue:
Series A	5.500%	11/15/40	$23,750,000	$27,210,731	(c)
Subordinated, Series B, Refunding	5.000%	11/15/28	4,735,000	5,132,806	(c)
Subordinated, Series B, Refunding	5.000%	11/15/29	3,250,000	3,570,916	(c)
Subordinated, Series B, Refunding	5.000%	11/15/32	1,500,000	1,700,927	(c)
Denver, CO, City & County Special Facility Apartment Revenue, United Airlines Inc. Project, Refunding	5.000%	10/1/32	4,800,000	4,799,737	(c)
District of Vauxmont Metropolitan, CO, GO:
Series 2019, Refunding, AGM	5.000%	12/15/27	255,000	267,509
Series 2020, Refunding, AGM	5.000%	12/1/26	385,000	408,153
Series 2020, Refunding, AGM	5.000%	12/1/28	415,000	456,756
Public Authority for Colorado Energy, Natural Gas Purchase Revenue, Series 2008	6.250%	11/15/28	8,000,000	8,566,670
Regional Transportation District, CO, Revenue:
Denver Transit Partners Eagle P3 Project, Series A	5.000%	1/15/30	700,000	760,853
Denver Transit Partners Eagle P3 Project, Series A	5.000%	1/15/31	450,000	494,237
Denver Transit Partners Eagle P3 Project, Series A	5.000%	7/15/31	400,000	439,121

Total Colorado				63,575,795

Connecticut - 0.8%
Connecticut State HEFA Revenue:
Sacred Heart University Issue, Series I-1, Refunding	5.000%	7/1/36	1,150,000	1,205,404
Sacred Heart University Issue, Series I-1, Refunding	5.000%	7/1/42	2,000,000	2,055,998
Connecticut State Special Tax Revenue, Transportation Infrastructure, Series A	5.000%	1/1/37	5,000,000	5,420,605
Connecticut State, GO:
Series B	4.000%	1/15/41	2,750,000	2,834,411	(f)
Series B	4.000%	1/15/42	1,250,000	1,280,987	(f)
Series C	4.000%	6/1/35	1,525,000	1,625,822
Series C	4.000%	6/1/37	1,000,000	1,049,646
Series C	4.000%	6/1/38	1,250,000	1,299,388
University of Connecticut, Student Fee Revenue, Series A	5.000%	11/15/43	2,900,000	3,115,278

Total Connecticut				19,887,539

See Notes to Schedule of Investments.

6	Western Asset Intermediate-Term Municipals Fund 2023 Quarterly Report

WESTERN ASSET INTERMEDIATE-TERM MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d) (Percentages shown based on Fund net assets)	December 31, 2023

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Delaware - 0.3%
Delaware State EDA Revenue, Acts Retirement - Life Communities Inc. Obligated Group, Series B	5.000%	11/15/43	$3,000,000	$3,076,911
Delaware State Health Facilities Authority Revenue, Series 2018	5.000%	6/1/43	4,420,000	4,475,551

Total Delaware				7,552,462

District of Columbia - 0.4%
District of Columbia Revenue:
Ingleside Rock Creek Project, Series A	5.000%	7/1/32	500,000	493,876
Ingleside Rock Creek Project, Series A	5.000%	7/1/37	500,000	474,119
KIPP DC Issue, Series A, Refunding	5.000%	7/1/37	4,010,000	4,162,653
KIPP DC Project, Series B, Refunding	5.000%	7/1/37	5,000,000	5,190,341

Total District of Columbia				10,320,989

Florida - 5.7%
Broward County, FL, Airport System Revenue:
Series 2017	5.000%	10/1/36	1,750,000	1,830,529	(c)
Series 2017	5.000%	10/1/42	1,500,000	1,546,101	(c)
Series A	5.000%	10/1/27	1,750,000	1,864,769	(c)
Broward County, FL, Port Facilities Revenue:
Series 2022	5.000%	9/1/32	1,725,000	1,941,976	(c)
Series 2022	5.000%	9/1/33	1,800,000	2,031,854	(c)
Series 2022	5.000%	9/1/35	1,650,000	1,855,096	(c)
Series 2022	5.000%	9/1/36	1,305,000	1,459,890	(c)
Series 2022	5.000%	9/1/38	1,350,000	1,487,703	(c)
Series 2022	5.000%	9/1/39	1,415,000	1,550,645	(c)
Series 2022	5.000%	9/1/40	1,150,000	1,252,321	(c)
Series 2022	5.000%	9/1/41	1,290,000	1,400,508	(c)
Series 2022	5.000%	9/1/42	1,750,000	1,892,606	(c)
Series B	5.000%	9/1/31	10,155,000	11,041,867	(c)
Broward County, FL, School Board, COP:
Series A, Refunding	5.000%	7/1/27	4,000,000	4,124,650
Series A, Refunding	5.000%	7/1/28	5,500,000	5,662,428
Series A, Refunding	5.000%	7/1/30	5,000,000	5,121,846
Central Florida Expressway Authority Revenue:
Senior Lien, Refunding	5.000%	7/1/37	1,250,000	1,334,480
Senior Lien, Refunding	5.000%	7/1/38	1,000,000	1,062,125
Florida Atlantic University, FL, Finance Corp., Capital Improvements Revenue, Series 2019 A	5.000%	7/1/35	5,775,000	6,365,074

See Notes to Schedule of Investments.

Western Asset Intermediate-Term Municipals Fund 2023 Quarterly Report	7

WESTERN ASSET INTERMEDIATE-TERM MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d) (Percentages shown based on Fund net assets)	December 31, 2023

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Florida - (continued)
Florida State Development Finance Corp., Educational Facilities Revenue, Renaissance Charter School Inc. Projects, Series A	6.000%	6/15/35	$1,900,000	$1,919,846	(d)
Florida State Insurance Assistance Interlocal Agency Inc. Revenue, Series A-1	5.000%	9/1/26	10,000,000	10,455,072
Florida State Insurance Assistance Interlocal Agency Inc., Revenue, Series A-1	5.000%	9/1/27	5,640,000	5,942,136
Florida State Mid-Bay Bridge Authority Revenue:
Series A, Refunding	5.000%	10/1/26	2,000,000	2,041,669
Series A, Refunding	5.000%	10/1/27	3,000,000	3,067,736
Series A, Refunding	5.000%	10/1/28	1,000,000	1,023,562
Hillsborough County, FL, Aviation Authority Revenue, Tampa International Airport, Series E	5.000%	10/1/43	3,000,000	3,129,693	(c)
Lee County, FL, Airport Revenue, Series A, Refunding	5.000%	10/1/31	3,500,000	3,912,012	(c)
Miami-Dade County, FL, Aviation Revenue:
Series A, Refunding	4.000%	10/1/35	3,445,000	3,631,808
Series A, Refunding	4.000%	10/1/37	2,075,000	2,151,339
Series A, Refunding	4.000%	10/1/39	5,175,000	5,282,915
Miami-Dade County, FL, Expressway Authority Toll System Revenue:
Series B, Refunding	5.000%	7/1/24	3,000,000	3,022,695
Series B, Refunding	5.000%	7/1/25	3,730,000	3,761,568
Series B, Refunding	5.000%	7/1/26	1,700,000	1,711,446
Series B, Refunding	5.000%	7/1/27	2,350,000	2,369,275
Series B, Refunding	5.000%	7/1/28	1,000,000	1,008,595
Series B, Refunding	5.000%	7/1/30	2,500,000	2,522,101
Series B, Refunding	5.000%	7/1/31	2,750,000	2,773,501
Miami-Dade County, FL, Health Facilities Authority Hospital Revenue:
Nicklaus Children’s Hospital, Refunding	5.000%	8/1/35	1,020,000	1,074,322
Nicklaus Children’s Hospital, Refunding	5.000%	8/1/36	635,000	666,448
Nicklaus Children’s Hospital, Refunding	5.000%	8/1/37	1,010,000	1,056,233
Miami-Dade County, FL, Seaport Revenue:
Series A, Refunding	5.000%	10/1/40	4,460,000	4,844,160	(c)
Series A, Refunding	5.000%	10/1/41	3,250,000	3,526,884	(c)
Series A, Refunding	5.000%	10/1/42	4,000,000	4,329,932	(c)

See Notes to Schedule of Investments.

8	Western Asset Intermediate-Term Municipals Fund 2023 Quarterly Report

WESTERN ASSET INTERMEDIATE-TERM MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d) (Percentages shown based on Fund net assets)	December 31, 2023

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Florida - (continued)
Orange County, FL, Health Facilities Authority Revenue:
Orlando Health Obligated Group, Series A	5.000%	10/1/40	$1,250,000	$1,386,437
Orlando Health Obligated Group, Series A	5.000%	10/1/41	1,750,000	1,932,010
Orlando Health Obligated Group, Series A	5.000%	10/1/42	1,000,000	1,099,467
Palm Beach County, FL, Health Facilities Authority Revenue:
Jupiter Medical Center Project, Series A	5.000%	11/1/32	400,000	439,210
Jupiter Medical Center Project, Series A	5.000%	11/1/34	620,000	678,643
Jupiter Medical Center Project, Series A	5.000%	11/1/35	1,200,000	1,306,207
Jupiter Medical Center Project, Series A	5.000%	11/1/42	1,400,000	1,464,540
Toby & Leon Cooperman Sinai Residences of Boca Raton Expansion, Series 2022, Refunding	4.000%	6/1/31	1,100,000	1,039,053
State of Florida Department of Transportation Turnpike System Revenue, Series A	4.000%	7/1/39	5,000,000	5,118,879
Tampa, FL, Hospital Revenue, H. Lee Moffitt Cancer Center Project, Series B	4.000%	7/1/45	1,000,000	994,920

Total Florida				145,510,782

Georgia - 1.3%
Brookhaven, GA, Development Authority Revenue, Children’s Healthcare of Atlanta, Inc., Series A	4.000%	7/1/44	3,500,000	3,522,162
Dahlonega, GA, Downtown Development Authority Revenue:
North Georgia MAC LLC Project, Refunding	5.000%	7/1/31	1,400,000	1,492,335
North Georgia MAC LLC Project, Refunding	5.000%	7/1/34	770,000	821,634
Georgia State Higher Education Facilities Authority Revenue, USG Real Estate, Refunding	5.000%	6/15/33	1,600,000	1,773,680
Georgia State Municipal Electric Authority, Power Revenue:
Series A	4.000%	1/1/51	645,000	610,762
Series A, AGM	4.000%	1/1/46	1,780,000	1,774,080
Series A, Refunding	5.000%	1/1/34	850,000	959,776
Series A, Refunding	5.000%	1/1/35	875,000	985,981
Series A, Refunding	5.000%	1/1/36	1,075,000	1,205,152
Main Street Natural Gas Inc., GA, Gas Project Revenue:
Series A	5.000%	5/15/33	2,750,000	2,931,431

See Notes to Schedule of Investments.

Western Asset Intermediate-Term Municipals Fund 2023 Quarterly Report	9

WESTERN ASSET INTERMEDIATE-TERM MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d) (Percentages shown based on Fund net assets)	December 31, 2023

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Georgia - (continued)
Series B	5.000%	6/1/29	$9,475,000	$10,005,025	(a)(b)
Series C	5.000%	9/1/30	4,000,000	4,281,579	(a)(b)
Private Colleges & Universities Authority, GA, Revenue, Savannah College of Art & Design Inc. Project	5.000%	4/1/28	2,000,000	2,009,481	(e)

Total Georgia				32,373,078

Guam - 0.1%
Guam Government, Business Privilege Tax Revenue:
Series F, Refunding	4.000%	1/1/36	1,085,000	1,098,633
Series F, Refunding	4.000%	1/1/42	2,050,000	1,969,934

Total Guam				3,068,567

Illinois - 15.1%
Chicago, IL, Board of Education, Dedicated Capital Improvement, Special Tax Revenue:
Series 2017	5.000%	4/1/42	1,700,000	1,717,607
Series 2018	5.000%	4/1/36	1,270,000	1,319,828
Series 2018	5.000%	4/1/37	1,400,000	1,447,944
Chicago, IL, Board of Education, GO:
Dedicated, Series A	5.000%	12/1/33	5,010,000	5,429,205
Dedicated, Series A	5.000%	12/1/36	3,540,000	3,692,232
Dedicated, Series A	5.000%	12/1/38	1,735,000	1,784,398
Dedicated, Series A	5.000%	12/1/43	18,000,000	18,155,317
Dedicated, Series A	5.875%	12/1/47	3,000,000	3,269,145
Dedicated, Series G, Refunding	5.000%	12/1/34	2,230,000	2,274,073
Series A	5.000%	12/1/33	6,475,000	6,850,153
Series A	5.000%	12/1/35	3,450,000	3,624,502
Series A	5.000%	12/1/40	4,515,000	4,600,861
Series A, Refunding	5.000%	12/1/29	2,500,000	2,641,613
Series B, Refunding	5.000%	12/1/36	3,100,000	3,233,310
Series C, Refunding	5.000%	12/1/24	2,500,000	2,518,336
Series C, Refunding	5.000%	12/1/25	1,000,000	1,018,557
Series C, Refunding, AGM	5.000%	12/1/32	1,000,000	1,060,673
Series D	5.000%	12/1/46	1,000,000	997,250
Chicago, IL, GO:
Chicago Works, Series A	5.500%	1/1/39	7,000,000	7,694,120
Series A	5.000%	1/1/40	7,075,000	7,346,284
Series A	5.000%	1/1/44	2,200,000	2,258,604
Series A, Refunding	5.000%	1/1/25	4,000,000	4,053,492

See Notes to Schedule of Investments.

10	Western Asset Intermediate-Term Municipals Fund 2023 Quarterly Report

WESTERN ASSET INTERMEDIATE-TERM MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d) (Percentages shown based on Fund net assets)	December 31, 2023

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Illinois - (continued)
Series A, Refunding	5.000%	1/1/27	$2,250,000	$2,356,900
Series A, Refunding	5.625%	1/1/29	1,250,000	1,314,715
Series C, Refunding	5.000%	1/1/25	2,765,000	2,801,976
Chicago, IL, Metropolitan Water Reclamation District Greater Chicago, GO:
Series B, Green Bond	5.000%	12/1/25	1,235,000	1,257,532	(e)
Series B, Green Bond	5.000%	12/1/26	1,275,000	1,298,262	(e)
Series B, Green Bond	5.000%	12/1/27	1,360,000	1,384,813	(e)
Series B, Green Bond	5.000%	12/1/28	1,425,000	1,450,999	(e)
Series B, Green Bond	5.000%	12/1/30	1,575,000	1,603,736	(e)
Series B, Green Bond	5.000%	12/1/31	1,650,000	1,680,104	(e)
Series B, Green Bond	5.000%	12/1/32	1,735,000	1,766,655	(e)
Series B, Green Bond	5.000%	12/1/33	1,820,000	1,853,206	(e)
Series B, Green Bond	5.000%	12/1/34	1,910,000	1,944,848	(e)
Chicago, IL, O’Hare International Airport Revenue:
General Senior Lien, Series A, Refunding	5.000%	1/1/42	3,850,000	4,126,366	(c)
General Senior Lien, Series C, Refunding	5.000%	1/1/41	1,745,000	1,878,556	(c)
General Senior Lien, Series C, Refunding	5.000%	1/1/42	1,920,000	2,057,824	(c)
Senior Lien, Series D	5.250%	1/1/36	7,445,000	7,940,302
Senior Lien, Series D	5.250%	1/1/37	4,600,000	4,890,057
Series A, Refunding	5.000%	1/1/33	2,145,000	2,163,624	(c)
Series B, Refunding	5.000%	1/1/33	4,500,000	4,570,703
Series B, Refunding	5.000%	1/1/34	10,505,000	10,668,647
Series C	5.000%	1/1/30	6,010,000	6,064,288	(c)
Series C, Refunding	5.000%	1/1/43	1,570,000	1,677,694	(c)
Trips Obligated Group	5.000%	7/1/38	1,500,000	1,544,934	(c)
Chicago, IL, Transit Authority, Sales Tax Receipts Revenue:
Second Lien, Series A, Refunding	5.000%	12/1/45	5,900,000	6,142,966
Second Lien, Series A, Refunding	4.000%	12/1/49	2,000,000	1,945,030
Chicago, IL, Wastewater Transmission Revenue:
Second Lien	5.000%	1/1/30	1,635,000	1,636,698
Second Lien	5.000%	1/1/31	1,500,000	1,501,435
Second Lien	5.000%	1/1/32	1,000,000	1,000,798
Second Lien	5.000%	1/1/33	1,035,000	1,035,765
Second Lien, Series A, AGM	5.250%	1/1/48	2,500,000	2,780,273
Second Lien, Series B, Refunding	5.000%	1/1/36	4,000,000	4,157,173

See Notes to Schedule of Investments.

Western Asset Intermediate-Term Municipals Fund 2023 Quarterly Report	11

WESTERN ASSET INTERMEDIATE-TERM MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d) (Percentages shown based on Fund net assets)	December 31, 2023

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Illinois - (continued)
Chicago, IL, Waterworks Revenue:
Second Lien Project	5.000%	11/1/30	$1,785,000	$1,808,790
Second Lien Project	5.000%	11/1/31	2,000,000	2,025,595
Second Lien Project	5.000%	11/1/33	1,500,000	1,519,525
Second Lien Project	5.000%	11/1/34	1,000,000	1,012,847
Second Lien, Refunding, AGM	5.000%	11/1/28	2,000,000	2,152,274
Second Lien, Series 2017, Refunding	5.000%	11/1/29	1,600,000	1,710,868
Elk Grove Village, IL, GO:
Property Tax	5.000%	1/1/29	550,000	590,768
Property Tax	5.000%	1/1/30	885,000	949,409
Illinois State Finance Authority Revenue:
NorthShore University HealthSystem, Refunding, Series A	5.000%	8/15/34	2,000,000	2,265,994
Provident Group - UIC Surgery Center LLC - University of Illinois Health Services Facility Project	5.000%	10/1/32	400,000	434,309
Provident Group - UIC Surgery Center LLC - University of Illinois Health Services Facility Project	5.000%	10/1/34	430,000	465,768
Provident Group - UIC Surgery Center LLC - University of Illinois Health Services Facility Project	5.000%	10/1/35	395,000	426,062
Provident Group - UIC Surgery Center LLC - University of Illinois Health Services Facility Project	4.000%	10/1/40	1,250,000	1,191,433
Illinois State Finance Authority Revenue, Student Housing & Academic Facilities Revenue, Chicago LLC, University of Illinois Chicago Project, Series A	5.000%	2/15/37	700,000	705,948
Illinois State Sports Facilities Authority Revenue:
State Tax Supported, Refunding, AGM	5.250%	6/15/30	5,000,000	5,036,317
State Tax Supported, Refunding, AGM	5.250%	6/15/31	8,000,000	8,058,465
State Tax Supported, Refunding, AGM	5.250%	6/15/32	9,500,000	9,541,889
Illinois State Toll Highway Authority Revenue:
Senior Bonds, Series A, Refunding	5.000%	1/1/36	7,500,000	9,125,275	(f)
Series A	4.000%	1/1/46	2,895,000	2,874,410
Series C, Refunding	5.000%	1/1/25	5,000,000	5,103,821

See Notes to Schedule of Investments.

12	Western Asset Intermediate-Term Municipals Fund 2023 Quarterly Report

WESTERN ASSET INTERMEDIATE-TERM MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d) (Percentages shown based on Fund net assets)	December 31, 2023

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Illinois - (continued)
Illinois State University, Auxiliary Facilities System Revenue:
Series A, Refunding, AGM	5.000%	4/1/26	$510,000	$534,005
Series A, Refunding, AGM	5.000%	4/1/28	475,000	516,594
Illinois State, GO:
Series 2016	5.000%	11/1/33	3,150,000	3,271,753
Series 2016, Refunding	5.000%	2/1/29	2,200,000	2,328,521
Series A	5.000%	3/1/32	3,925,000	4,408,477
Series A	5.000%	3/1/36	1,000,000	1,104,639
Series A	5.000%	5/1/36	4,665,000	4,932,508
Series A	5.000%	5/1/39	4,800,000	5,031,366
Series A, Refunding	5.000%	10/1/27	12,805,000	13,727,002
Series A, Refunding	5.000%	10/1/30	1,275,000	1,384,970
Series B	5.000%	12/1/33	4,000,000	4,507,127
Series B, Refunding	5.000%	9/1/27	6,015,000	6,438,146
Series B, Refunding	5.000%	10/1/27	3,000,000	3,216,010
Series C	5.000%	12/1/41	18,000,000	19,816,299
Series D	5.000%	11/1/27	9,695,000	10,423,500
Series D, Refunding	5.000%	7/1/34	2,300,000	2,603,056
Kane County, IL, School District No 131 Aurora East Side, GO, Series A, AGM	4.000%	12/1/35	800,000	827,571
Metropolitan Pier & Exposition Authority, IL, Revenue:
McCormick Place Expansion Project, Series A, Refunding	4.000%	12/15/42	7,400,000	7,402,720
McCormick Place Expansion Project, Series A, Refunding	4.000%	12/15/47	1,635,000	1,578,772
McCormick Place Expansion Project, Series A, Refunding	4.000%	6/15/50	10,465,000	9,945,736
McCormick Place Expansion Project, Series A, Refunding	5.000%	6/15/50	16,400,000	16,956,378
McCormick Place Expansion Project, Series B, Refunding	5.000%	12/15/28	2,000,000	2,144,775
McCormick Place Expansion Project, Series B, Refunding	5.000%	12/15/30	625,000	667,511
McCormick Place Expansion Project, Series B, Refunding, AGM	0.000%	6/15/45	6,500,000	2,604,843
Regional Transportation Authority, IL, GO:
Series A	4.000%	6/1/46	10,920,000	10,946,669
Series A, Refunding, NATL	6.000%	7/1/29	12,990,000	14,631,729

See Notes to Schedule of Investments.

Western Asset Intermediate-Term Municipals Fund 2023 Quarterly Report	13

WESTERN ASSET INTERMEDIATE-TERM MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d) (Percentages shown based on Fund net assets)	December 31, 2023

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Illinois - (continued)
Sales Tax Securitization Corp., IL, Revenue, Series A, Refunding	5.000%	1/1/28	$1,750,000	$1,907,727
University of Illinois, COP:
Series C, Refunding	5.000%	3/15/25	1,250,000	1,254,993
Series C, Refunding	5.000%	3/15/26	1,800,000	1,805,164

Total Illinois				389,402,711

Indiana - 1.3%
Indiana State Finance Authority, Health System Revenue, Indiana University Health, Series B	2.250%	7/1/25	2,350,000	2,312,627	(a)(b)
Indiana State Finance Authority Revenue:
Marion General Hospital, Series A	4.000%	7/1/45	2,750,000	2,618,110
Midwestern Disaster Relief, Ohio Valley Electric Corp. Project, Series A	4.250%	11/1/30	3,000,000	3,043,726
Indiana State Finance Authority, Environmental Facilities Revenue, Indianapolis Power & Light Company Project, Series A, Refunding	1.400%	8/1/29	7,000,000	6,215,685
Indiana State Health Facility Financing Authority Revenue, Ascension Health Credit Group	5.000%	11/15/35	10,000,000	10,238,925
Indianapolis, IN, Local Public Improvement Bond Bank:
Indianapolis Airport Authority Project, Revenue, Series 2019D, Refunding	5.000%	1/1/26	2,900,000	2,990,278	(c)
Indianapolis Airport Authority Project, Series A	5.000%	1/1/28	5,235,000	5,589,897	(c)
Valparaiso, IN, Exempt Facility Revenue, Pratt Paper LLC Project	5.875%	1/1/24	95,000	95,000	(c)

Total Indiana				33,104,248

Iowa - 0.5%
Iowa State Finance Authority Revenue, Midwestern Disaster Area, Iowa Fertilizer Co. Project, Refunding	5.000%	12/1/42	12,000,000	12,525,578	(a)(b)

Kansas - 0.0%††
Wyandotte County, KS, Turner USD No 202, GO, Series A, AGM	4.000%	9/1/36	775,000	817,760	(e)

Kentucky - 1.9%
Carroll County, KY, Environmental Facilities Revenue, Kentucky Utilities Company Project, Series A	1.750%	9/1/26	5,000,000	4,676,552	(a)(b)(c)
Carroll County, KY, PCR, Kentucky Utilities Company Project, Series A, Refunding	1.550%	9/1/26	6,000,000	5,576,900	(a)(b)

See Notes to Schedule of Investments.

14	Western Asset Intermediate-Term Municipals Fund 2023 Quarterly Report

WESTERN ASSET INTERMEDIATE-TERM MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d) (Percentages shown based on Fund net assets)	December 31, 2023

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Kentucky - (continued)
Kentucky State PEA, Gas Supply Revenue, Series A	4.000%	6/1/26	$13,750,000	$13,678,952	(a)(b)
Kentucky State Turnpike Authority, Economic Development Road Revenue:
Revitalization Project, Series B, Refunding	5.000%	7/1/27	1,435,000	1,549,397
Revitalization Project, Series B, Refunding	5.000%	7/1/28	1,000,000	1,085,112
Louisville/Jefferson County, KY, Metropolitan Government Health System Revenue:
Gas and Electric Company Project, Series A	1.750%	7/1/26	2,250,000	2,164,275	(a)(b)
Norton Healthcare Inc., Series C	5.000%	10/1/26	5,000,000	5,224,839	(a)(b)
Owensboro, KY, Electric Light & Power System Revenue, Series B, Refunding	5.000%	1/1/24	1,350,000	1,350,000
Trimble County, KY, Environmental Facility Revenue, Louisville Gas and Electric Company Project, Series A	4.700%	6/1/27	6,250,000	6,348,027	(a)(b)(c)
Trimble County, KY, Pollution Control Revenue, Louisville Gas and Electric Company Project, Series A, Refunding	1.300%	9/1/27	9,000,000	7,959,516	(a)(b)(c)

Total Kentucky				49,613,570

Louisiana - 0.9%
Louisiana Local Government Environmental Facilities & Community Development Authority Revenue, East Baton Rouge Sewerage Commission Project, Series B, Refunding	0.875%	2/1/25	7,000,000	6,783,531	(a)(b)
Shreveport, LA, Water & Sewer Revenue:
Refunding, AGM	5.000%	12/1/28	2,440,000	2,521,341
Refunding, AGM	5.000%	12/1/29	2,000,000	2,062,542
St. John the Baptist Parish, LA, State Revenue:
Marathon Oil Corp. Project, Series B-1, Refunding	2.125%	7/1/24	5,250,000	5,177,405	(a)(b)
Marathon Oil Corp. Project, Series B-2, Refunding	2.375%	7/1/26	7,275,000	6,914,042	(a)(b)

Total Louisiana				23,458,861

Maryland - 0.3%
Maryland State EDC, Student Housing Revenue:
University of Maryland College Park Project, Refunding, AGM	4.000%	6/1/26	625,000	640,594
University of Maryland College Park Project, Refunding, AGM	5.000%	6/1/27	1,400,000	1,465,111

See Notes to Schedule of Investments.

Western Asset Intermediate-Term Municipals Fund 2023 Quarterly Report	15

WESTERN ASSET INTERMEDIATE-TERM MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d) (Percentages shown based on Fund net assets)	December 31, 2023

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Maryland - (continued)
University of Maryland College Park Project, Refunding, AGM	5.000%	6/1/30	$1,550,000	$1,619,765
University of Maryland College Park Project, Refunding, AGM	5.000%	6/1/31	1,000,000	1,044,701
Maryland State Stadium Authority, Built to Learn Revenue, Series 2021	4.000%	6/1/46	4,000,000	4,024,672

Total Maryland				8,794,843

Massachusetts - 2.4%
Massachusetts State Department of Transportation, Metropolitan Highway System Revenue:
Series B-1, Refunding	5.000%	1/1/35	1,000,000	1,112,831
Series B-1, Refunding	5.000%	1/1/36	2,000,000	2,215,183
Series B-1, Refunding	5.000%	1/1/37	1,000,000	1,101,815
Massachusetts State DFA Revenue:
Boston Medical Center, Series G, Refunding	5.250%	7/1/48	4,200,000	4,599,134
Brandeis University, Series S-1, Refunding	5.000%	10/1/34	1,740,000	1,937,863
Brandeis University, Series S-1, Refunding	5.000%	10/1/38	1,210,000	1,318,261
Dana-Farber Cancer Institute, Series N	5.000%	12/1/34	2,000,000	2,121,429
Foxborough Regional Charter School, Series B, Refunding	5.000%	7/1/37	1,000,000	1,016,641
Northeastern University Issue, Refunding	5.000%	10/1/44	2,000,000	2,248,422
Northeastern University Issue, Series 2022, Refunding	5.000%	10/1/42	12,500,000	14,154,938
Partners Healthcare System, Refunding	5.000%	7/1/37	1,500,000	1,608,913
Seven Hills Foundation and Affiliates Issue, Refunding	4.000%	9/1/39	580,000	519,828
Sterling and Francine Clark Art Institute, Refunding	5.000%	7/1/36	3,035,000	3,116,673
UMass Boston Student Housing Project	5.000%	10/1/28	2,900,000	2,983,616
Massachusetts State Port Authority Revenue:
Series A	5.000%	7/1/33	4,880,000	5,361,522	(c)
Series E	5.000%	7/1/51	4,000,000	4,194,600	(c)
Massachusetts State Transportation Fund Revenue, Series A, Refunding	5.000%	6/1/41	5,200,000	5,516,353
Massachusetts State Water Resources Authority Revenue, General, Series C, Green Bond, Refunding	4.000%	8/1/36	7,000,000	7,175,379

Total Massachusetts				62,303,401

See Notes to Schedule of Investments.

16	Western Asset Intermediate-Term Municipals Fund 2023 Quarterly Report

WESTERN ASSET INTERMEDIATE-TERM MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d) (Percentages shown based on Fund net assets)	December 31, 2023

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Michigan - 2.9%
Detroit, MI, Downtown Development Authority, Tax Increment Revenue:
Series A, Refunding, AGM	5.000%	7/1/36	$2,000,000	$2,010,925
Series A, Refunding, AGM	5.000%	7/1/38	1,350,000	1,355,664
Great Lakes, MI, Water Authority Sewage Disposal System Revenue:
Second Lien, Series B	5.000%	7/1/34	1,250,000	1,484,024
Senior Lien, Series A	5.000%	7/1/37	5,000,000	5,929,145
Great Lakes, MI, Water Authority, Water Supply System Revenue:
Senior Lien, Series A	5.000%	7/1/36	1,100,000	1,325,408
Senior Lien, Series A	5.000%	7/1/37	1,000,000	1,193,508
Senior Lien, Series B	5.000%	7/1/37	1,000,000	1,193,508
Senior Lien, Series C, Refunding	5.000%	7/1/33	7,700,000	8,049,205
Senior Lien, Series C, Refunding	5.000%	7/1/35	4,500,000	4,698,677
Kent County, MI, Gerald R. Ford International Airport, GO, Authority Revenue, County GTD	5.000%	1/1/51	1,000,000	1,059,034	(c)
Michigan State Finance Authority Revenue:
Detroit School District, Series A, Refunding, Q-SBLF	5.000%	5/1/24	2,000,000	2,013,351
Detroit School District, Series A, Refunding, Q-SBLF	5.000%	5/1/25	1,500,000	1,543,608
Hospital Revenue, Trinity Health Credit Group, Series A, Refunding	5.000%	12/1/42	2,250,000	2,339,931
Local Government Loan Program, Detroit, MI, Water & Sewer Department, Second Lien Local Project, Series C, Refunding	5.000%	7/1/33	1,500,000	1,528,091
Local Government Loan Program, Detroit, MI, Water & Sewer Department, Series D2, Refunding, AGM	5.000%	7/1/24	11,500,000	11,588,688
Local Government Loan Program, Detroit, MI, Water & Sewer Department, Series D2, Refunding, AGM	5.000%	7/1/28	3,660,000	3,685,537
Local Government Loan Program, Detroit, MI, Water & Sewer Department, Series D-2, Refunding	5.000%	7/1/34	700,000	712,803
Tobacco Settlement Asset-Backed, Series A-1, Refunding	4.000%	6/1/39	1,850,000	1,845,644
Michigan State Strategic Fund Limited Obligation Revenue:
Consumers Energy Company Project	1.800%	10/1/24	6,500,000	6,399,154	(a)(b)(c)

See Notes to Schedule of Investments.

Western Asset Intermediate-Term Municipals Fund 2023 Quarterly Report	17

WESTERN ASSET INTERMEDIATE-TERM MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d) (Percentages shown based on Fund net assets)	December 31, 2023

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Michigan - (continued)
Graphic Packaging International, LLC Coated Recycled Machine Project, Green Bonds	4.000%	10/1/26	$2,750,000	$2,714,718	(a)(b)(c)
I-75 Improvement Project	5.000%	12/31/43	4,000,000	4,117,504	(c)
Michigan Senate Offices Project, Series A	5.000%	10/15/28	1,190,000	1,235,872
Michigan Senate Offices Project, Series A	5.000%	10/15/31	1,640,000	1,701,184
Michigan Senate Offices Project, Series A	5.000%	10/15/33	1,985,000	2,058,001
Michigan Senate Offices Project, Series A	5.000%	10/15/35	1,000,000	1,034,656
Walled Lake Consolidated School District, MI, GO, Q-SBLF	5.000%	5/1/45	2,300,000	2,491,332

Total Michigan				75,309,172

Mississippi - 0.4%
Mississippi Hospital Equipment & Facilities Authority Revenue, North Mississippi Health Services, Series II, Refunding	5.000%	3/1/27	6,000,000	6,311,014	(a)(b)
Mississippi State Development Bank Special Obligation:
Jackson, Mississippi Sales Tax Revenue Infrastructure Project	5.000%	9/1/27	1,325,000	1,376,250
Jackson, Mississippi Sales Tax Revenue Infrastructure Project	5.000%	9/1/29	1,750,000	1,850,308

Total Mississippi				9,537,572

Missouri - 0.5%
Cape Girardeau County, MO, IDA, Healthcare Facilities Revenue, Southeast Health	4.000%	3/1/41	1,250,000	1,255,565
Kansas City, MO, IDA, Airport System Revenue:
Kansas City International Airport Terminal Modernization Project, Series B	5.000%	3/1/35	3,250,000	3,455,786	(c)
Kansas City International Airport Terminal Modernization Project, Series B	5.000%	3/1/36	4,000,000	4,235,660	(c)
Kansas City International Airport Terminal Modernization Project, Series B	5.000%	3/1/37	1,500,000	1,579,667	(c)
Missouri State Environmental Improvement & Energy Resources Authority Revenue, Kansas City Power & Light Co. Project	3.500%	7/1/25	750,000	745,364	(a)(b)(c)
Missouri State Health Senior Living Facilities Revenue, Lutheran Senior Services Projects, Series A	5.000%	2/1/34	1,350,000	1,361,829

Total Missouri				12,633,871

See Notes to Schedule of Investments.

18	Western Asset Intermediate-Term Municipals Fund 2023 Quarterly Report

WESTERN ASSET INTERMEDIATE-TERM MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d) (Percentages shown based on Fund net assets)	December 31, 2023

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Nebraska - 0.5%
Central Plains, NE, Energy Project, Gas Project Revenue, Project No 3, Series A, Refunding	5.000%	9/1/37	$4,500,000	$4,874,452
Douglas County, NE, Hospital Authority No 2 Revenue, Children’s Hospital Obligated Group	5.000%	11/15/25	2,100,000	2,152,815	(a)(b)
Omaha, NE, Public Power District, Electric System Revenue, Series B, Refunding	4.000%	2/1/46	6,000,000	6,053,921

Total Nebraska				13,081,188

Nevada - 0.2%
Clark County, NV, GO, Pledged Revenue, Stadium Improvements, Series A	5.000%	6/1/38	5,000,000	5,365,839

New Hampshire - 0.1%
National Finance Authority, NH, Solid Waste Disposal Revenue, Waste Management, Inc. Project, Series A2, Refunding	2.150%	7/1/24	1,500,000	1,486,037	(a)(b)(c)

New Jersey - 7.0%
Casino Reinvestment Development Authority, NJ, Luxury Tax Revenue:
Refunding, AGM	5.000%	11/1/26	1,000,000	1,017,808
Refunding, AGM	5.000%	11/1/27	1,500,000	1,527,761
Refunding, AGM	5.000%	11/1/29	1,500,000	1,527,259
Refunding, AGM	5.000%	11/1/31	1,000,000	1,016,399
New Brunswick, NJ, Parking Authority Revenue, City GTD, Series A, Refunding, BAM	5.000%	9/1/35	2,000,000	2,102,454
New Jersey State EDA Revenue:
Motor Vehicle Surcharges Revenue, Subordinated, Series A, Refunding	5.000%	7/1/33	3,000,000	3,127,041
Provident Group - Rowan Properties LLC, Rowan University Housing Project	5.000%	1/1/30	2,400,000	2,402,525
Provident Group - Rowan Properties LLC, Rowan University Housing Project, Series A	5.000%	1/1/35	1,750,000	1,750,665
School Facilities Construction, Series BBB, Refunding	5.500%	6/15/31	2,000,000	2,173,604	(e)
School Facilities Construction, Series DDD	5.000%	6/15/32	3,000,000	3,247,910	(e)
School Facilities Construction, Series DDD	5.000%	6/15/33	2,450,000	2,652,460	(e)
School Facilities Construction, Series DDD	5.000%	6/15/35	1,000,000	1,082,637	(e)
School Facilities Construction, Series DDD	5.000%	6/15/42	4,380,000	4,741,949	(e)
School Facilities Construction, Series QQQ	4.000%	6/15/39	1,000,000	1,017,379
School Facilities Construction, Series S	5.000%	6/15/32	1,700,000	1,947,461
School Facilities Construction, Series S	4.000%	6/15/37	1,250,000	1,291,592
School Facilities Construction, Series S	4.000%	6/15/38	1,200,000	1,227,879

See Notes to Schedule of Investments.

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Schedule of investments (unaudited) (cont’d) (Percentages shown based on Fund net assets)	December 31, 2023

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
New Jersey - (continued)
School Facilities Construction, Series S	4.000%	6/15/41	$1,750,000	$1,773,629
School Facilities Construction, Series WW	5.250%	6/15/29	11,390,000	11,790,886	(e)
School Facilities Construction, Series WW	5.250%	6/15/30	10,685,000	11,061,072	(e)
Special Facility, Port Newark Container Terminal LLC Project, Refunding	5.000%	10/1/37	4,900,000	4,996,760	(c)
Transit Transportation Project, Series A	5.000%	11/1/33	4,750,000	5,302,779
New Jersey State Health Care Facilities Financing Authority Revenue:
University Hospital, Series A, AGM	5.000%	7/1/25	2,350,000	2,404,684
University Hospital, Series A, AGM	5.000%	7/1/28	2,000,000	2,053,593
University Hospital, Series A, AGM	5.000%	7/1/30	1,200,000	1,230,764
New Jersey State Transportation Trust Fund Authority Revenue:
Federal Highway Reimbursement, Series A, Refunding	5.000%	6/15/24	1,500,000	1,512,057
Federal Highway Reimbursement, Series A, Refunding	5.000%	6/15/29	6,500,000	6,835,167
Transportation Program, Series AA	5.000%	6/15/36	2,000,000	2,254,648
Transportation Program, Series AA, Refunding	5.000%	6/15/36	8,200,000	9,442,788
Transportation Program, Series AA, Refunding	5.000%	6/15/37	4,000,000	4,637,184
Transportation Program, Series BB	4.000%	6/15/36	3,500,000	3,609,476
Transportation Program, Series BB	5.000%	6/15/36	3,000,000	3,430,798
Transportation Program, Series BB	4.000%	6/15/38	3,000,000	3,045,933
Transportation Program, Series CC	5.000%	6/15/40	3,000,000	3,382,990
Transportation Program, Series CC	5.250%	6/15/46	6,500,000	7,229,768
Transportation System, Series A, Refunding	5.000%	12/15/28	11,375,000	12,668,918
Transportation System, Series A, Refunding	4.000%	6/15/36	2,500,000	2,613,133
New Jersey State Turnpike Authority Revenue:
Series A, Refunding	5.000%	1/1/32	9,000,000	9,377,814
Series A, Refunding	5.000%	1/1/33	10,230,000	10,631,299
New Jersey State, GO, COVID-19 Emergency, Series A	5.000%	6/1/25	18,600,000	19,194,248
Tobacco Settlement Financing Corp., NJ, Revenue:
Series A, Refunding	5.000%	6/1/35	3,250,000	3,469,944
Series A, Refunding	5.000%	6/1/36	3,000,000	3,187,973

Total New Jersey				180,993,088

See Notes to Schedule of Investments.

20	Western Asset Intermediate-Term Municipals Fund 2023 Quarterly Report

WESTERN ASSET INTERMEDIATE-TERM MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d) (Percentages shown based on Fund net assets)	December 31, 2023

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
New York - 12.5%
Hudson Yards Infrastructure Corp., NY, Second Indenture Revenue, Series A, Refunding	5.000%	2/15/35	$10,000,000	$10,639,998
Long Island, NY, Power Authority:
Electric System Revenue, Series A, Refunding	5.000%	9/1/38	1,400,000	1,583,159
Electric System Revenue, Series B, Refunding	1.500%	9/1/26	5,500,000	5,197,788	(a)(b)
Electric System Revenue, Series B, Refunding	5.000%	9/1/27	1,750,000	1,860,705	(a)(b)
Electric System Revenue, Series B, Refunding	5.000%	9/1/32	5,820,000	6,136,275
MTA, NY, Transportation Revenue:
Green Bonds, Series C-1, Refunding	4.000%	11/15/37	1,750,000	1,764,585
Green Bonds, Series E	5.000%	11/15/29	1,000,000	1,111,059
Green Bonds, Series E, Refunding	4.000%	11/15/26	2,250,000	2,319,515
Green Bonds, Series E, Refunding	5.000%	11/15/27	3,750,000	4,046,678
Green Bonds, Series E, Refunding	5.000%	11/15/28	3,000,000	3,292,728
Series A-2	5.000%	5/15/30	5,250,000	5,696,192	(a)(b)
Series B, Refunding	5.000%	11/15/37	1,660,000	1,705,630
Nassau County, NY, Industrial Development Agency, Step bond, Continuing Care Retirement Community Revenue Project (5.000% to 9/8/41 then 5.250%)	5.000%	1/1/58	551,102	132,016	(b)
New York City, NY, GO:
Series A	5.000%	8/1/43	3,750,000	4,276,579
Step bond, Subseries F-4 (5.000% to 12/1/25 then 9.000%)	5.000%	12/1/25	1,750,000	1,798,481	(a)(b)
Subseries B-1	5.250%	10/1/43	3,250,000	3,735,972
Subseries D-1	5.000%	3/1/43	3,500,000	3,833,334
Subseries E-1	5.000%	3/1/37	7,000,000	7,576,558
Subseries F-1	4.000%	3/1/38	1,000,000	1,044,902
Subseries F-1	4.000%	3/1/40	1,500,000	1,541,545
New York City, NY, Industrial Development Agency Revenue, Yankee Stadium Project, Series A, Refunding, AGM	5.000%	3/1/28	500,000	541,456
New York City, NY, Municipal Water Finance Authority, Water & Sewer System Revenue, Subordinated, Series BB-2, Refunding	5.000%	6/15/32	3,000,000	3,254,187

See Notes to Schedule of Investments.

Western Asset Intermediate-Term Municipals Fund 2023 Quarterly Report	21

WESTERN ASSET INTERMEDIATE-TERM MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d) (Percentages shown based on Fund net assets)	December 31, 2023

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
New York - (continued)
New York City, NY, TFA, Building Aid Revenue:
Fiscal 2015, Series S-1, State Aid Withholding	5.000%	7/15/29	$2,500,000	$2,552,000
Fiscal 2015, Series S-1, State Aid Withholding	5.000%	7/15/30	4,000,000	4,079,096
New York City, NY, TFA, Future Tax Secured Revenue:
Subseries A-1	5.000%	5/1/44	2,000,000	2,267,244
Subseries C-1	4.000%	11/1/38	8,055,000	8,387,144
Subseries C-1	4.000%	5/1/39	3,500,000	3,668,153
Subseries C-1	5.000%	2/1/47	7,000,000	7,722,891
Subseries F-1	5.000%	2/1/45	4,000,000	4,499,886
New York State Dormitory Authority Revenue, Non-State Supported Debt, SD, Series A, AGM	5.000%	10/1/29	20,000	22,326	(e)
New York State Dormitory Authority, Sales Tax Revenue:
Bidding Group 3, Series E, Refunding	5.000%	3/15/38	7,620,000	8,241,238
State Supported, Series A	5.000%	3/15/40	6,000,000	6,274,019
New York State Dormitory Authority, State Personal Income Tax Revenue:
Bidding Group 4, Series A, Refunding	5.000%	3/15/45	8,950,000	9,605,274
Series A, Refunding	5.000%	3/15/40	7,500,000	8,157,435
Series A, Unrefunded	5.000%	2/15/43	5,810,000	6,008,781
Series D, Refunding	5.000%	2/15/41	9,435,000	10,356,300
New York State Liberty Development Corp., Revenue, 3 World Trade Center Project, Class 1, Refunding	5.000%	11/15/44	10,000,000	9,948,118	(d)
New York State Thruway Authority General Revenue:
Junior Indebtedness Obligations, Junior Lien, Series A	5.000%	1/1/33	4,500,000	4,633,925
Junior Indebtedness Obligations, Junior Lien, Series A	5.000%	1/1/34	2,100,000	2,160,454
Junior Indebtedness Obligations, Junior Lien, Series A	5.000%	1/1/41	2,630,000	2,687,372
New York State Transportation Development Corp., Special Facilities Revenue:
Delta Air Lines Inc., LaGuardia Airport Terminals C and D Redevelopment Project	5.000%	1/1/30	4,750,000	4,880,285	(c)

See Notes to Schedule of Investments.

22	Western Asset Intermediate-Term Municipals Fund 2023 Quarterly Report

WESTERN ASSET INTERMEDIATE-TERM MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d) (Percentages shown based on Fund net assets)	December 31, 2023

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
New York - (continued)
Delta Air Lines Inc., LaGuardia Airport Terminals C and D Redevelopment Project	5.000%	1/1/32	$6,480,000	$6,633,760	(c)
Delta Air Lines Inc., LaGuardia Airport Terminals C and D Redevelopment Project	6.000%	4/1/35	8,000,000	8,927,859	(c)
Delta Air Lines Inc., LaGuardia Airport Terminals C and D Redevelopment Project	5.625%	4/1/40	6,300,000	6,789,843	(c)
John F. Kennedy International Airport New Terminal One Project, Green Bonds	6.000%	6/30/54	14,000,000	15,468,697	(c)
John F. Kennedy International Airport New Terminal One Project, Green Bonds	5.375%	6/30/60	1,600,000	1,660,947	(c)
John F. Kennedy International Airport New Terminal One Project, Green Bonds, AGM	5.500%	6/30/43	1,750,000	1,937,643	(c)
John F. Kennedy International Airport New Terminal One Project, Green Bonds, AGM	5.500%	6/30/44	1,500,000	1,655,459	(c)
John F. Kennedy International Airport New Terminal One Project, Green Bonds, AGM	5.000%	6/30/49	10,750,000	11,236,775	(c)
LaGuardia Airport Terminal B Redevelopment Project, AGM	4.000%	7/1/36	21,335,000	21,342,937	(c)
LaGuardia Airport Terminal B Redevelopment Project, Series A	5.000%	7/1/34	1,000,000	1,003,478	(c)
Terminal 4 John F. Kennedy International Airport Project, Series C, Refunding	5.000%	12/1/27	1,000,000	1,073,810
Terminal 4 John F. Kennedy International Airport Project, Series C, Refunding	5.000%	12/1/29	2,500,000	2,762,756
New York State Urban Development Corp., Revenue, State Personal Income Tax, Series C, Refunding	4.000%	3/15/45	7,750,000	7,785,690
Port Authority of New York & New Jersey Revenue:
Consolidated Series 226, Refunding	5.000%	10/15/40	3,165,000	3,433,868	(c)
Consolidated Series One Hundred Eighty	5.000%	9/1/27	5,000,000	5,031,772	(c)
Consolidated Series One Hundred Eighty	5.000%	9/1/28	5,000,000	5,031,121	(c)
Series 194, Refunding	5.000%	10/15/33	10,000,000	10,350,092
Triborough Bridge & Tunnel Authority, NY, Revenue:
General-MTA Bridges & Tunnels, Series A	5.000%	11/15/45	2,465,000	2,609,443
General-MTA Bridges & Tunnels, Series A	5.000%	11/15/49	10,500,000	11,355,732
MTA Bridges & Tunnels, Senior Lien, Series A-1, Refunding	5.000%	5/15/51	9,900,000	10,732,418

See Notes to Schedule of Investments.

Western Asset Intermediate-Term Municipals Fund 2023 Quarterly Report	23

WESTERN ASSET INTERMEDIATE-TERM MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d) (Percentages shown based on Fund net assets)	December 31, 2023

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
New York - (continued)
MTA Bridges & Tunnels, Senior Lien, Series C	5.000%	5/15/47	$4,650,000	$5,123,683
Troy, NY, Capital Resource Corp. Revenue, Rensselaer Polytechnic Institute Project, Series A, Refunding	5.000%	9/1/36	1,855,000	2,034,505

Total New York				323,223,571

North Carolina - 0.5%
Charlotte, NC, COP, Series P, Refunding	5.000%	6/1/44	2,380,000	2,561,606
Charlotte, NC, Airport Revenue:
Charlotte Douglas International Airport	5.000%	7/1/38	1,500,000	1,656,480
Charlotte Douglas International Airport	5.000%	7/1/39	1,000,000	1,099,676
Charlotte Douglas International Airport	4.000%	7/1/44	1,500,000	1,525,042
North Carolina State Turnpike Authority:
Triangle Expressway System Revenue, Senior Lien, Refunding	5.000%	1/1/43	4,000,000	4,209,278
Triangle Expressway System Revenue, Senior Lien, Refunding, AGM	5.000%	1/1/31	500,000	532,793

Total North Carolina				11,584,875

Ohio - 1.3%
American Municipal Power Inc., OH, Revenue:
AMP Fremont Energy Center Project, Series A, Refunding	5.000%	2/15/28	2,250,000	2,451,853
AMP Fremont Energy Center Project, Series A, Refunding	5.000%	2/15/29	1,250,000	1,364,083
AMP Fremont Energy Center Project, Series A, Refunding	5.000%	2/15/35	1,500,000	1,712,301
Buckeye, OH, Tobacco Settlement Financing Authority Revenue:
Senior Bonds, Series A-2, Refunding	5.000%	6/1/33	2,750,000	3,010,889
Senior Bonds, Series B-2, Refunding	5.000%	6/1/55	7,100,000	6,682,470
Ohio State Air Quality Development Authority Revenue:
American Electric Co. Project, Series B, Refunding	2.500%	10/1/29	3,000,000	2,674,839	(a)(b)(c)
AMG Vanadium Project, Series 2019	5.000%	7/1/49	7,120,000	6,525,773	(c)
Duke Energy Corp. Project, Series B, Refunding	4.250%	6/1/27	3,100,000	3,163,524	(a)(b)(c)

See Notes to Schedule of Investments.

24	Western Asset Intermediate-Term Municipals Fund 2023 Quarterly Report

WESTERN ASSET INTERMEDIATE-TERM MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d) (Percentages shown based on Fund net assets)	December 31, 2023

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Ohio - (continued)
Ohio State Higher Educational Facility Revenue:
University of Dayton 2018 Project, Series B, Refunding	5.000%	12/1/32	$1,000,000	$1,082,606
Xavier University 2020 Project, Series F, Refunding	5.000%	5/1/36	925,000	1,026,383
Xavier University 2020 Project, Series F, Refunding	4.000%	5/1/38	745,000	754,831
Xavier University 2020 Project, Series F, Refunding	4.000%	5/1/40	600,000	602,258
Ohio State Hospital Revenue:
University Hospitals Health Systems Inc., Series E, Refunding	5.000%	1/15/35	1,000,000	1,081,481
University Hospitals Health Systems Inc., Series E, Refunding	5.000%	1/15/36	1,200,000	1,291,608
Ohio State Private Activity Revenue, Portsmouth Bypass Project	5.000%	12/31/39	800,000	804,443	(c)

Total Ohio				34,229,342

Oregon - 1.0%
Lane & Douglas Counties, OR, School District No 28J Fern Ridge, GO:
Convertible Deferred Interest, Series A, School Board Guaranty	5.000%	6/15/30	2,480,000	2,622,182	(e)
Convertible Deferred Interest, Series A, School Board Guaranty	5.000%	6/15/30	690,000	726,331
Convertible Deferred Interest, Series A, School Board Guaranty	5.000%	6/15/36	2,000,000	2,117,108	(e)
Medford, OR, Hospital Facilities Authority Revenue, Asante Project, Series A, Refunding	5.000%	8/15/45	2,000,000	2,113,822
Multnomah County, OR, School District No 7, Reynolds, GO, Deferred Interest, Series B, School Board Guaranty	0.000%	6/15/31	2,000,000	1,485,630
Multnomah County, OR, School District No 40, David Douglas, GO, Deferred Interest, Series A, School Board Guaranty	0.000%	6/15/33	2,070,000	1,557,066
Oregon State Business Development Commission Revenue, Recovery Zone Facility Bonds, Intel Corp. Project, Series 232	3.800%	6/15/28	3,000,000	3,064,204	(a)(b)
Oregon State Health & Science University, Revenue, Series B, Refunding	5.000%	7/1/35	4,650,000	4,858,749

See Notes to Schedule of Investments.

Western Asset Intermediate-Term Municipals Fund 2023 Quarterly Report	25

WESTERN ASSET INTERMEDIATE-TERM MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d) (Percentages shown based on Fund net assets)	December 31, 2023

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Oregon - (continued)
Port of Portland, OR, Airport Revenue:
Portland International Airport, Series 24B	5.000%	7/1/42	$1,530,000	$1,569,110	(c)
Portland International Airport, Series 26C, Refunding	5.000%	7/1/27	1,000,000	1,058,428	(c)
Washington Clackamas & Yamhill Counties, OR, School District No 88J, GO, Sherwood, School Board Guaranty	5.000%	6/15/32	1,250,000	1,348,510
Washington Multnomah & Yamhill Counties, OR, School District No 1J West Union, GO, Hillsboro, School Board Guaranty	5.000%	6/15/34	2,500,000	2,684,186

Total Oregon				25,205,326

Pennsylvania - 4.3%
Berks County, PA, IDA, Healthcare Facilities Revenue:
Highlands at Wyomissing, Refunding	5.000%	5/15/32	400,000	405,788
Highlands at Wyomissing, Refunding	5.000%	5/15/37	375,000	376,475
Bucks County, PA, Water and Sewer Authority, Sewer System Revenue:
Series A, AGM	4.000%	12/1/42	1,750,000	1,791,164
Series A, AGM	5.250%	12/1/47	2,175,000	2,431,170
Commonwealth Financing Authority, PA, Tobacco Master Settlement Payment Revenue	5.000%	6/1/30	2,290,000	2,480,967
Cumberland County, PA, Municipal Authority Revenue:
Diakon Lutheran Social Ministries Project	5.000%	1/1/25	265,000	270,057	(g)
Diakon Lutheran Social Ministries Project	5.000%	1/1/26	285,000	290,439	(e)
Diakon Lutheran Social Ministries, Refunding	5.000%	1/1/25	660,000	672,596	(g)
Diakon Lutheran Social Ministries, Refunding	5.000%	1/1/25	1,075,000	1,082,559
Diakon Lutheran Social Ministries, Refunding	5.000%	1/1/26	715,000	728,646	(e)
Diakon Lutheran Social Ministries, Refunding	5.000%	1/1/26	1,500,000	1,509,821
Diakon Lutheran Social Ministries, Refunding	5.000%	1/1/27	300,000	305,725	(e)
Diakon Lutheran Social Ministries, Refunding	5.000%	1/1/27	575,000	578,764
Penn State Health	4.000%	11/1/35	2,000,000	2,028,719

See Notes to Schedule of Investments.

26	Western Asset Intermediate-Term Municipals Fund 2023 Quarterly Report

WESTERN ASSET INTERMEDIATE-TERM MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d) (Percentages shown based on Fund net assets)	December 31, 2023

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Pennsylvania - (continued)
Lancaster County, PA, Hospital Authority Revenue:
Penn State Health, Series 2021	5.000%	11/1/38	$1,000,000	$1,071,653
Penn State Health, Series 2021	5.000%	11/1/39	1,100,000	1,174,673
Penn State Health, Series 2021	5.000%	11/1/40	1,300,000	1,383,836
Penn State Health, Series 2021	5.000%	11/1/41	1,725,000	1,832,417
Penn State Health, Series 2021	5.000%	11/1/46	3,500,000	3,675,658
Luzerne County, PA, GO, Series A, Refunding, AGM	5.000%	11/15/29	3,000,000	3,085,798
Pennsylvania State Economic Development Financing Authority Revenue:
Presbyterian Senior Living Project, Series B-2, Refunding	5.000%	7/1/42	2,250,000	2,295,242
Series A-2	4.000%	5/15/42	1,000,000	1,003,630
Tax-Exempt Private Activity, The Penndot Major Bridges Package One Project	5.750%	6/30/48	13,000,000	14,287,655	(c)
Tax-Exempt Private Activity, The Penndot Major Bridges Package One Project	5.250%	6/30/53	3,000,000	3,146,815	(c)
Pennsylvania State Economic Development Financing Authority Revenue, Tax-Exempt Private Activity:
The Penndot Major Bridges Package One Project	5.500%	6/30/40	5,000,000	5,497,503	(c)
The Penndot Major Bridges Package One Project	5.500%	6/30/41	3,750,000	4,105,763	(c)
Pennsylvania State Turnpike Commission Revenue:
Series B	5.000%	12/1/36	1,000,000	1,130,545
Series B	5.000%	12/1/37	1,750,000	1,958,052
Series B	5.000%	12/1/38	2,000,000	2,236,909
Series B	5.000%	12/1/45	5,060,000	5,472,370
Series B, Refunding	5.000%	12/1/46	2,000,000	2,182,296
Series B, Refunding	5.000%	12/1/47	5,000,000	5,506,668
Subordinated, Series B	4.000%	12/1/46	3,500,000	3,495,359
Philadelphia, PA, Airport Revenue:
Series A, Refunding	5.000%	6/15/33	6,625,000	6,686,023	(c)
Series A, Refunding	5.000%	6/15/34	6,955,000	7,016,819	(c)
Philadelphia, PA, GO:
Series B	5.000%	2/1/35	2,100,000	2,341,871
Series B	5.000%	2/1/36	1,500,000	1,660,685

See Notes to Schedule of Investments.

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Schedule of investments (unaudited) (cont’d) (Percentages shown based on Fund net assets)	December 31, 2023

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Pennsylvania - (continued)
Philadelphia, PA, School District, GO, Series A, State Aid Withholding	5.000%	9/1/28	$2,285,000	$2,351,382
Philadelphia, PA, Water & Wastewater Revenue, Series B	5.000%	11/1/49	6,155,000	6,540,270
State Public School Building Authority, PA, Lease Revenue:
Philadelphia SD Project, Series A, Refunding, AGM, State Aid Withholding	5.000%	6/1/31	1,380,000	1,451,201
Philadelphia SD Project, Series A, Refunding, AGM, State Aid Withholding	5.000%	6/1/33	4,150,000	4,365,302

Total Pennsylvania				111,909,285

Puerto Rico - 2.6%
Puerto Rico Commonwealth Aqueduct & Sewer Authority Revenue:
Senior Lien, Series A, Refunding	5.000%	7/1/47	8,155,000	8,044,048	(d)
Senior Lien, Series B, Refunding	5.000%	7/1/28	1,120,000	1,138,455	(d)
Puerto Rico Commonwealth, GO:
CAB, Restructured, Series A-1	0.000%	7/1/24	24,976	24,489
CAB, Restructured, Series A-1	0.000%	7/1/33	198,105	123,773
Restructured, Series A-1	5.375%	7/1/25	171,446	175,308
Restructured, Series A-1	5.625%	7/1/27	169,893	179,836
Restructured, Series A-1	5.625%	7/1/29	167,137	181,530
Restructured, Series A-1	5.750%	7/1/31	162,338	180,911
Restructured, Series A-1	4.000%	7/1/33	153,940	151,077
Restructured, Series A-1	4.000%	7/1/35	4,023,371	3,900,584
Restructured, Series A-1	4.000%	7/1/37	10,768,000	10,311,984
Restructured, Series A-1	4.000%	7/1/41	1,461,467	1,345,288
Restructured, Series A-1	4.000%	7/1/46	167,923	150,203
Subseries CW	0.000%	11/1/43	680,590	371,772	(b)
Puerto Rico Electric Power Authority Revenue:
Series A	5.000%	7/1/29	2,750,000	721,875	*(h)
Series A	5.000%	7/1/42	3,370,000	884,625	*(h)
Series A	5.050%	7/1/42	950,000	249,375	*(h)
Series DDD, Refunding	—	7/1/21	3,460,000	899,600	*(i)
Series TT	5.000%	7/1/37	4,775,000	1,253,438	*(h)
Series WW	5.500%	7/1/38	840,000	220,500	*(h)
Series XX	5.250%	7/1/40	7,730,000	2,029,125	*(h)
Series ZZ	—	7/1/18	250,000	65,000	*(i)
Series ZZ	—	7/1/18	850,000	221,000	*(i)
Series ZZ	5.250%	7/1/25	370,000	97,125	*(h)

See Notes to Schedule of Investments.

28	Western Asset Intermediate-Term Municipals Fund 2023 Quarterly Report

WESTERN ASSET INTERMEDIATE-TERM MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d) (Percentages shown based on Fund net assets)	December 31, 2023

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Puerto Rico - (continued)
Puerto Rico Sales Tax Financing Corp., Sales Tax Revenue:
CAB, Restructured, Series A-1	0.000%	7/1/27	$3,680,000	$3,207,662
Restructured, Series A-1	4.550%	7/1/40	680,000	684,999
Restructured, Series A-1	4.750%	7/1/53	9,150,000	9,078,186
Restructured, Series A-1	5.000%	7/1/58	8,180,000	8,228,993
Restructured, Series A-2	4.329%	7/1/40	4,380,000	4,359,037
Restructured, Series A-2	4.329%	7/1/40	2,170,000	2,159,614
Restructured, Series A-2A	4.550%	7/1/40	6,040,000	6,084,406

Total Puerto Rico				66,723,818

Rhode Island - 0.2%
Rhode Island State Health & Educational Building Corp. Revenue:
Hospital Financing, Lifespan Obligated Group, Refunding	5.000%	5/15/28	2,500,000	2,557,486
Hospital Financing, Lifespan Obligated Group, Refunding	5.000%	5/15/29	2,000,000	2,042,798
Hospital Financing, Lifespan Obligated Group, Refunding	5.000%	5/15/30	1,570,000	1,600,139

Total Rhode Island				6,200,423

South Carolina - 0.8%
Patriots Energy Group Financing Agency, SC, Gas Supply Revenue, Subseries B-2, Refunding (SOFR x 0.670 + 1.900%)	5.464%	3/1/31	3,000,000	3,035,874	(a)(b)
SCAGO, SC, Educational Facilities Corp. for Pickens School District Revenue:
Refunding	5.000%	12/1/29	3,500,000	3,584,040
Refunding	5.000%	12/1/30	2,250,000	2,303,688
South Carolina State Jobs-EDA Hospital Facilities Revenue, Bon Secours Mercy Health Inc., Series A, Refunding	4.000%	12/1/44	5,500,000	5,455,405
South Carolina State Ports Authority Revenue:
Series 2018	5.000%	7/1/36	2,850,000	3,017,552	(c)
Series 2018	5.000%	7/1/37	2,000,000	2,106,733	(c)

Total South Carolina				19,503,292

See Notes to Schedule of Investments.

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WESTERN ASSET INTERMEDIATE-TERM MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d) (Percentages shown based on Fund net assets)	December 31, 2023

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Tennessee - 2.9%
Clarksville, TN, Water, Sewer & Gas Revenue, Series A	4.000%	2/1/51	$8,455,000	$8,447,078
Metropolitan Government of Nashville & Davidson County, TN, Water & Sewer Revenue:
Subordinated, Green Bonds, Series A	5.000%	7/1/42	3,200,000	3,350,763
Subordinated, Series B	5.000%	7/1/42	1,500,000	1,570,670
Metropolitan Nashville, TN, Airport Authority Revenue:
Series B	5.000%	7/1/25	1,500,000	1,531,606	(c)
Series B	5.000%	7/1/26	1,750,000	1,817,046	(c)
Tennessee State Energy Acquisition Corp., Natural Gas Revenue:
Series 2018	4.000%	11/1/25	9,000,000	9,036,348	(a)(b)
Series A	5.250%	9/1/24	6,885,000	6,937,704
Series A-1, Refunding	5.000%	5/1/28	17,310,000	18,077,430	(a)(b)
Series C	5.000%	2/1/24	25,000,000	25,012,240

Total Tennessee				75,780,885

Texas - 8.2%
Arlington, TX, Higher Education Finance Corp., Education Revenue:
Uplift Education, Series A, Refunding, PSF - GTD	5.000%	12/1/34	650,000	693,258
Uplift Education, Series A, Refunding, PSF - GTD	5.000%	12/1/36	915,000	967,454
Uplift Education, Series A, Refunding, PSF - GTD	5.000%	12/1/37	700,000	736,264
Arlington, TX, Special Tax Revenue, Subordinated Lien, Series C, BAM	5.000%	2/15/41	3,750,000	3,789,800
Austin, TX, Airport System Revenue:
Series 2014	5.000%	11/15/30	2,730,000	2,747,020	(c)
Series 2022	5.000%	11/15/36	3,000,000	3,360,651	(c)
Series 2022	5.000%	11/15/37	2,000,000	2,218,568	(c)
Series B	5.000%	11/15/30	5,640,000	6,161,986	(c)
Bexar County, TX, Hospital District:
GO	5.000%	2/15/29	1,500,000	1,642,668
GO	5.000%	2/15/30	2,000,000	2,187,187
GO	5.000%	2/15/31	2,250,000	2,455,022
Central Texas Regional Mobility Authority Revenue, Senior Lien, Series E	5.000%	1/1/45	7,500,000	8,003,746
Central Texas Turnpike System Revenue:
Second Tier, Series C, Refunding	5.000%	8/15/31	10,000,000	10,039,582

See Notes to Schedule of Investments.

30	Western Asset Intermediate-Term Municipals Fund 2023 Quarterly Report

WESTERN ASSET INTERMEDIATE-TERM MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d) (Percentages shown based on Fund net assets)	December 31, 2023

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Texas - (continued)
Second Tier, Series C, Refunding	5.000%	8/15/32	$10,000,000	$10,035,853
Dallas, TX, Area Rapid Transit, Sales Tax Revenue:
Series A, Refunding	5.000%	12/1/34	7,500,000	7,817,757	(e)
Series A, Refunding	5.000%	12/1/36	4,250,000	4,430,062	(e)
Dallas, TX, Hotel Occupancy Tax Revenue, Series 2021, Refunding	4.000%	8/15/37	2,600,000	2,617,682
Grand Parkway Transportation Corp., TX, System Toll Revenue, First Tier Toll Revenue, Series C, Refunding	4.000%	10/1/40	5,375,000	5,457,723
Gulf Coast, TX, IDA, Solid Waste Disposal Revenue, Citgo Petroleum Corp. Project	4.875%	5/1/25	3,000,000	2,999,229	(c)
Harris County, TX, Cultural Education Facilities Finance Corp.:
Hospital Revenue, Texas Children’s Hospital, Series B, Refunding	5.000%	10/1/31	2,700,000	3,119,709	(a)(b)
Thermal Utility Revenue, Teco Project, Refunding	5.000%	11/15/30	600,000	640,965
Harris County, TX, Houston Sports Authority Revenue, Senior Lien, Series A, Refunding, AGM	5.000%	11/15/25	9,000,000	9,161,305
Hays, TX, ISD, GO, Unlimited Tax School Building Bonds, PSF - GTD	4.000%	2/15/47	4,475,000	4,553,178
Houston, TX, Airport System Revenue:
Special Facilities, United Airlines Inc., Airport Improvements Project	5.000%	7/15/28	4,500,000	4,532,551	(c)
Special Facilities, United Airlines Inc., Technical Operations Center Project	5.000%	7/15/28	2,500,000	2,518,084	(c)
Special Facilities, United Airlines Inc., Terminal Improvement Project, Series B-1	4.000%	7/15/41	6,000,000	5,362,953	(c)
Subordinated Lien, Series A, Refunding	5.000%	7/1/33	1,500,000	1,680,076	(c)
Subordinated Lien, Series A, Refunding	5.000%	7/1/34	1,750,000	1,957,132	(c)
Subordinated Lien, Series A, Refunding	4.000%	7/1/35	1,500,000	1,544,007	(c)
Subordinated Lien, Series A, Refunding	4.000%	7/1/36	1,500,000	1,533,909	(c)
Subordinated Lien, Series C, Refunding	5.000%	7/1/30	2,630,000	2,816,544	(c)
Subordinated Lien, Series C, Refunding	5.000%	7/1/32	2,250,000	2,410,978	(c)
Subordinated Lien, Series D, Refunding	5.000%	7/1/30	1,665,000	1,837,235
Subordinated Lien, Series D, Refunding	5.000%	7/1/31	1,800,000	1,981,911
Houston, TX, Utility System Revenue:
Combined First Lien, Series C, Refunding	5.000%	5/15/27	5,000,000	5,030,885

See Notes to Schedule of Investments.

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WESTERN ASSET INTERMEDIATE-TERM MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d) (Percentages shown based on Fund net assets)	December 31, 2023

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Texas - (continued)
Combined First Lien, Series C, Refunding	5.000%	5/15/28	$5,000,000	$5,031,068
Love Field, TX, Airport Modernization Corp., General Airport Revenue, Series 2017	5.000%	11/1/31	1,250,000	1,290,884	(c)
Newark, TX, Higher Education Finance Corp., Education Revenue, TLC Academy, Series A	4.000%	8/15/31	1,355,000	1,295,639
North Texas Tollway Authority Revenue:
First Tier, Series A, Refunding	5.000%	1/1/32	2,500,000	2,608,907
First Tier, Series A, Refunding	5.000%	1/1/37	1,305,000	1,374,571
First Tier, Series B, Refunding	5.000%	1/1/34	17,310,000	17,639,248
Second Tier, Series B, Refunding	5.000%	1/1/31	4,000,000	4,000,000
Port Authority of Houston of Harris County, TX, GO:
Series A, Refunding	5.000%	10/1/36	3,500,000	3,694,292	(c)
Series A, Refunding	5.000%	10/1/37	3,425,000	3,596,076	(c)
Series A, Refunding	5.000%	10/1/38	3,500,000	3,657,306	(c)
Southwest Texas, Higher Education Authority Inc. Revenue, Southern Methodist University Project, Refunding	5.000%	10/1/41	1,750,000	1,836,088
Texas State:
Municipal Gas Acquisition & Supply Corp. I, Gas Supply Revenue, Senior Lien, Series D	6.250%	12/15/26	10,600,000	11,095,121
Municipal Gas Acquisition & Supply Corp. III, Gas Supply Revenue, Refunding	5.000%	12/15/26	5,500,000	5,680,019
Municipal Gas Acquisition & Supply Corp. III, Gas Supply Revenue, Refunding	5.000%	12/15/30	7,000,000	7,475,865
Texas State Private Activity Bond Surface Transportation Corp. Revenue:
NTE Mobility Partners Segments 3 LLC, Senior Lien, Series 2023, Refunding	5.000%	12/31/33	2,000,000	2,146,316	(c)
NTE Mobility Partners Segments 3 LLC, Senior Lien, Series 2023, Refunding	5.375%	6/30/38	1,250,000	1,341,734	(c)
NTE Mobility Partners Segments 3 LLC, Senior Lien, Series 2023, Refunding	5.375%	6/30/39	1,000,000	1,072,531	(c)
Senior Lien, LBJ Infrastructure Group LLC	4.000%	12/31/34	1,500,000	1,546,381
Senior Lien, LBJ Infrastructure Group LLC, I-635 Managed Lanes Project, Series A, Refunding	4.000%	12/31/35	1,100,000	1,127,420

See Notes to Schedule of Investments.

32	Western Asset Intermediate-Term Municipals Fund 2023 Quarterly Report

WESTERN ASSET INTERMEDIATE-TERM MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d) (Percentages shown based on Fund net assets)	December 31, 2023

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Texas - (continued)
Texas State Public Finance Authority, Lease Revenue, Refunding	4.000%	2/1/35	$2,000,000	$2,103,463
West Harris County, TX, Regional Water Authority Revenue, Series W	4.000%	12/15/45	2,100,000	2,061,793

Total Texas				210,717,656

Utah - 0.6%
Salt Lake City, UT, Airport Revenue, Series A	5.000%	7/1/34	3,000,000	3,160,893	(c)
Utah State Charter School Finance Authority, Charter School Revenue, Syracuse Arts Academy Project, UT CSCE	5.000%	4/15/37	1,285,000	1,321,711
Utah State Infrastructure Agency, Telecommunications Revenue:
Series 2019	5.000%	10/15/28	1,845,000	1,915,607
Series 2019	4.000%	10/15/33	600,000	581,496
Series 2019	4.000%	10/15/39	925,000	828,752
Series 2021	4.000%	10/15/32	500,000	485,966
Series 2021	4.000%	10/15/35	400,000	381,645
Series 2021	4.000%	10/15/36	200,000	188,183
Utah State Telecommunication Open Infrastructure Agency, Sales Tax & Telecommunications Revenue:
Series 2022, Refunding	5.250%	6/1/37	1,500,000	1,752,501
Series 2022, Refunding	4.375%	6/1/40	2,000,000	2,087,939
Series 2022, Refunding	5.500%	6/1/40	1,400,000	1,623,284

Total Utah				14,327,977

Vermont - 0.0%††
University of Vermont & State Agricultural College, GO, Series A	5.000%	10/1/44	1,000,000	1,068,050

Virginia - 0.5%
Arlington County, VA, IDA Revenue, Virginia Hospital Center, Refunding	5.000%	7/1/28	1,150,000	1,252,907
Isle of Wight County, VA, EDA Revenue:
Riverside Health System, Series 2023, AGM	5.250%	7/1/43	1,000,000	1,118,294
Riverside Health System, Series 2023, AGM	5.250%	7/1/48	1,500,000	1,652,190
Virginia Beach, VA, Development Authority, Residential Care Facilities Revenue, Westminster - Canterbury on Chesapeake Bay, Refunding	5.000%	9/1/44	1,500,000	1,369,954

See Notes to Schedule of Investments.

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WESTERN ASSET INTERMEDIATE-TERM MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d) (Percentages shown based on Fund net assets)	December 31, 2023

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Virginia - (continued)
Virginia State Small Business Financing Authority Revenue:
National Senior Campuses, Inc., Series A, Refunding	5.000%	1/1/32	$1,000,000	$1,068,969
Senior Lien, I-495 HOT Lanes Project, Refunding	5.000%	12/31/47	4,120,000	4,339,632	(c)
The Obligated Group of National Senior Campuses Inc., Series A, Refunding	5.000%	1/1/31	1,000,000	1,069,494

Total Virginia				11,871,440

Washington - 3.2%
Central Puget Sound, WA, Regional Transit Authority Revenue, Sales Tax & Motor Vehicle Excise Tax Improvement Bonds, Green Bonds, Series S-1	4.000%	11/1/46	20,000,000	20,194,572
Energy Northwest, WA, Electric Revenue:
Columbia Generating System, Series A, Refunding	5.000%	7/1/29	5,000,000	5,161,008
Project One, Series A, Refunding	5.000%	7/1/27	8,500,000	8,774,976
Project One, Series A, Refunding	5.000%	7/1/28	10,000,000	10,323,501
Port of Seattle, WA, Intermediate Lien Revenue:
Series 2019	5.000%	4/1/31	3,160,000	3,438,604	(c)
Series 2019	5.000%	4/1/32	3,040,000	3,303,978	(c)
Series A	5.000%	5/1/36	4,000,000	4,179,665	(c)
Series B, Refunding	5.000%	8/1/37	13,185,000	14,580,027	(c)
Series B, Refunding	5.000%	8/1/39	5,000,000	5,436,427	(c)
Washington State Health Care Facilities Authority Revenue:
Commonspirit Health, Series A, Refunding	5.000%	8/1/44	5,375,000	5,600,176
Seattle Cancer Care Alliance, Refunding	5.000%	9/1/45	2,000,000	2,125,039

Total Washington				83,117,973

Wisconsin - 1.1%
Central Brown County, WI, Water Authority System Revenue:
Series A, Refunding	5.000%	11/1/31	2,510,000	2,540,991
Series A, Refunding	5.000%	11/1/32	2,000,000	2,024,694
Series A, Refunding	5.000%	11/1/33	2,000,000	2,024,694
Series A, Refunding	5.000%	11/1/34	2,000,000	2,024,694
Public Finance Authority, WI, Revenue:
Bancroft Neurohealth Project, Series A	5.000%	6/1/36	1,540,000	1,438,444	(d)

See Notes to Schedule of Investments.

34	Western Asset Intermediate-Term Municipals Fund 2023 Quarterly Report

WESTERN ASSET INTERMEDIATE-TERM MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d) (Percentages shown based on Fund net assets)	December 31, 2023

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Wisconsin - (continued)
Renown Regional Medical Center Project, Series A	5.000%	6/1/36	$2,250,000	$2,420,687
The Carmelite System Inc. Obligated Group, Refunding	5.000%	1/1/45	1,700,000	1,637,940
Village of Mount Pleasant, WI, Tax Increment Revenue, Series A, Moral Obligations	5.000%	4/1/43	7,000,000	7,411,625
Wisconsin State HEFA Revenue:
Bellin Memorial Hospital, Inc., Series A	5.000%	12/1/41	1,000,000	1,074,093
Bellin Memorial Hospital, Inc., Series A	5.000%	12/1/42	1,500,000	1,610,402
Bellin Memorial Hospital, Inc., Series A	5.000%	12/1/43	2,500,000	2,680,752
Bellin Memorial Hospital, Inc., Series A	5.000%	12/1/45	2,000,000	2,141,617

Total Wisconsin				29,030,633

TOTAL MUNICIPAL BONDS (Cost - $2,491,054,819)				2,499,220,924

MUNICIPAL BONDS DEPOSITED IN TENDER OPTION BOND TRUSTS(j) - 3.2%
New York - 3.2%
New York City, NY, Municipal Water Finance Authority, Water & Sewer System Revenue, Second General Resolution Fiscal 2023, Subseries AA-3, Refunding	5.000%	6/15/47	24,245,000	26,951,014
New York State Dormitory Authority, State Personal Income Tax Revenue, General Purpose Bonds, Series A	4.000%	3/15/45	25,170,000	25,263,568
New York State Urban Development Corp., State Sales Tax Revenue Bonds, Series A	5.000%	3/15/47	27,300,000	30,489,239

TOTAL MUNICIPAL BONDS DEPOSITED IN TENDER OPTION BOND TRUSTS (Cost - $78,099,887)				82,703,821

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $2,569,154,706)				2,581,924,745

SHORT-TERM INVESTMENTS - 0.8%
MUNICIPAL BONDS - 0.8%
California - 0.0%††
California State MFA Revenue, Chevron USA Inc. Project, Series A	3.800%	11/1/35	450,000	450,000	(k)(l)

Delaware - 0.1%
University of Delaware Revenue, Series 2005, Refunding, SPA - TD Bank N.A.	4.000%	11/1/35	1,500,000	1,500,000	(k)(l)

Florida - 0.0%††
St. Lucie County, FL, Solid Waste Disposal Revenue, Florida Power & Light Co. Project, Refunding	4.350%	5/1/24	160,000	160,000	(c)(k)(l)

See Notes to Schedule of Investments.

Western Asset Intermediate-Term Municipals Fund 2023 Quarterly Report	35

WESTERN ASSET INTERMEDIATE-TERM MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d) (Percentages shown based on Fund net assets)	December 31, 2023

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Georgia - 0.0%††
Bartow County, GA, Development Authority Revenue, Solid Waste Disposal Facility, Georgia Power Company Plant Bowen Project	4.400%	11/1/62	$1,300,000	$1,300,000	(c)(k)(l)

Maryland - 0.0%††
Maryland State Health & Higher EFA Revenue, University of Maryland Medical System, Series D, LOC - TD Bank N.A.	4.000%	7/1/41	400,000	400,000	(k)(l)

Massachusetts - 0.0%††
Massachusetts State DFA Revenue, Boston University, Series U-6C, Refunding, LOC - TD Bank N.A.	4.000%	10/1/42	100,000	100,000	(k)(l)
Massachusetts State HEFA Revenue, Baystate Medical Center, Series J-2, LOC - TD Bank N.A.	4.000%	7/1/44	600,000	600,000	(k)(l)

Total Massachusetts				700,000

Michigan - 0.0%††
Regents of the University of Michigan General Revenue, Series D-1	3.950%	12/1/24	1,100,000	1,100,000	(k)(l)

Missouri - 0.0%††
Missouri State HEFA Revenue, BJC Health System, Series C, Refunding, LIQ - BJC Health System	3.750%	5/15/38	500,000	500,000	(k)(l)

New Jersey - 0.1%
New Jersey State Health Care Facilities Financing Authority Revenue:
Hospital Capital Asset Financing Program, Series B, Refunding, LOC - TD Bank N.A.	3.800%	7/1/35	100,000	100,000	(k)(l)
Virtua-Memorial Hospital Burlington County, Inc., Series D, LOC - TD Bank N.A.	3.500%	7/1/43	1,900,000	1,900,000	(k)(l)

Total New Jersey				2,000,000

New York - 0.1%
New York City, NY, GO:
Subseries A-3, SPA - Bank of Montreal	4.000%	9/1/49	300,000	300,000	(k)(l)
Subseries E-5, LOC - TD Bank N.A.	4.000%	3/1/48	200,000	200,000	(k)(l)
Subseries F-6, SPA - JPMorgan Chase & Co.	4.050%	6/1/44	200,000	200,000	(k)(l)
New York City, NY, Municipal Water Finance Authority, Water & Sewer System Revenue, Second General Resolution Fiscal 2008, Series BB-5, Refunding, SPA - Bank of America N.A.	4.100%	6/15/33	350,000	350,000	(k)(l)

See Notes to Schedule of Investments.

36	Western Asset Intermediate-Term Municipals Fund 2023 Quarterly Report

WESTERN ASSET INTERMEDIATE-TERM MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d) (Percentages shown based on Fund net assets)	December 31, 2023

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
New York - (continued)
New York State HFA Revenue:
350 West 43rd Street, Series A, LOC - Landesbank Hessen-Thueringen	4.040%	11/1/34	$150,000	$150,000	(c)(k)(l)
10 Liberty, Series A, LIQ - FHLMC, LOC - FHLMC	3.860%	5/1/35	165,000	165,000	(k)(l)

Total New York				1,365,000

Oregon - 0.0%††
Oregon State Facilities Authority Revenue, Peacehealth, Series B, Refunding, LOC - TD Bank N.A.	4.000%	8/1/34	300,000	300,000	(k)(l)

Pennsylvania - 0.1%
Pennsylvania State Turnpike Commission Revenue, Second Series, Refunding, LOC - TD Bank N.A.	3.750%	12/1/38	1,500,000	1,500,000	(k)(l)

Texas - 0.4%
Harris County, TX, Cultural Education Facilities Finance Corp. Revenue, Houston Methodist Hospital, Series B, Refunding	4.050%	12/1/59	9,000,000	9,000,000	(k)(l)
Lower Neches Valley Authority, TX, Industrial Development Corp. Revenue, ExxonMobil Corp., Series A, Refunding	4.050%	11/1/29	670,000	670,000	(k)(l)

Total Texas				9,670,000

Utah - 0.0%††
Utah County, UT, Hospital Revenue, IHC Health Services Inc., Series C, SPA - TD Bank N.A.	4.000%	5/15/58	200,000	200,000	(k)(l)

TOTAL SHORT-TERM INVESTMENTS (Cost - $21,145,000)				21,145,000

TOTAL INVESTMENTS - 101.0% (Cost - $2,590,299,706)				2,603,069,745
TOB Floating Rate Notes - (1.6)%				(42,395,000)
Other Assets in Excess of Other Liabilities - 0.6%				16,965,490

TOTAL NET ASSETS - 100.0%				$2,577,640,235

See Notes to Schedule of Investments.

Western Asset Intermediate-Term Municipals Fund 2023 Quarterly Report	37

WESTERN ASSET INTERMEDIATE-TERM MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d)	December 31, 2023

††	Represents less than 0.1%.

*	Non-income producing security.

(a)	Maturity date shown represents the mandatory tender date.

(b)

Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(c)	Income from this issue is considered a preference item for purposes of calculating the alternative minimum tax (“AMT”).

(d)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees.

(e)	Pre-Refunded bonds are generally escrowed with U.S. government obligations and/or U.S. government agency securities.

(f)	Securities traded on a when-issued or delayed delivery basis.

(g)	Bonds are generally escrowed to maturity by government securities and/or U.S. government agency securities.

(h)	The coupon payment on this security is currently in default as of December 31, 2023.

(i)	The maturity principal is currently in default as of December 31, 2023.

(j)	Represents securities deposited into a special purpose entity, referred to as a Tender Option Bond (“TOB”) trust.

(k)

Variable rate demand obligations (“VRDOs”) have a demand feature under which the Fund can tender them back to the issuer or liquidity provider on no more than 7 days notice. The interest rate generally resets on a daily or weekly basis and is determined on the specific interest rate reset date by the remarketing agent, pursuant to a formula specified in official documents for the VRDO, or set at the highest rate allowable as specified in official documents for the VRDO. VRDOs are benchmarked to the Securities Industry and Financial Markets Association (“SIFMA”) Municipal Swap Index. The SIFMA Municipal Swap Index is compiled from weekly interest rate resets of tax-exempt VRDOs reported to the Municipal Securities Rulemaking Board’s Short-term Obligation Rate Transparency System.

(l)	Maturity date shown is the final maturity date. The security may be sold back to the issuer before final maturity.

See Notes to Schedule of Investments.

38	Western Asset Intermediate-Term Municipals Fund 2023 Quarterly Report

WESTERN ASSET INTERMEDIATE-TERM MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d)	December 31, 2023

Abbreviation(s) used in this schedule:

AGM	— Assured Guaranty Municipal Corporation — Insured Bonds
BAM	— Build America Mutual — Insured Bonds
CAB	— Capital Appreciation Bonds
CDA	— Communities Development Authority
COP	— Certificates of Participation
CSCE	— Charter School Credit Enhancement
DFA	— Development Finance Agency
EDA	— Economic Development Authority
EDC	— Economic Development Corporation
EFA	— Educational Facilities Authority
FHLMC	— Federal Home Loan Mortgage Corporation
GO	— General Obligation
GTD	— Guaranteed
HEFA	— Health & Educational Facilities Authority
HFA	— Housing Finance Agency
IDA	— Industrial Development Authority
ISD	— Independent School District
LIQ	— Liquidity Facility
LOC	— Letter of Credit
MFA	— Municipal Finance Authority
MTA	— Metropolitan Transportation Authority
NATL	— National Public Finance Guarantee Corporation — Insured Bonds
PCFA	— Pollution Control Financing Authority
PCR	— Pollution Control Revenue
PEA	— Public Energy Authority
PSF	— Permanent School Fund
Q-SBLF	— Qualified School Board Loan Fund
SCAGO	— South Carolina Association of Government Organizations
SD	— School District
SIFMA	— Securities Industry and Financial Markets Association
SOFR	— Secured Overnight Financing Rate
SPA	— Standby Bond Purchase Agreement — Insured Bonds
TFA	— Transitional Finance Authority
USD	— Unified School District

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

See Notes to Schedule of Investments.

Western Asset Intermediate-Term Municipals Fund 2023 Quarterly Report	39

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

Western Asset Intermediate-Term Municipals Fund (the “Fund”) is a separate diversified investment series of Legg Mason Partners Income Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The Fund follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services — Investment Companies (“ASC 946”). The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”), including, but not limited to, ASC 946.

(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services typically use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.

Pursuant to policies adopted by the Board of Trustees, the Fund’s manager has been designated as the valuation designee and is responsible for the oversight of the daily valuation process. The Fund’s manager is assisted by the Global Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Fund’s manager and the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies

40	Western Asset Intermediate-Term Municipals Fund 2023 Quarterly Report

Notes to Schedule of Investments (unaudited) (continued)

include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 — unadjusted quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Western Asset Intermediate-Term Municipals Fund 2023 Quarterly Report	41

Notes to Schedule of Investments (unaudited) (continued)

The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Long-Term Investments†:
Municipal Bonds	—	$2,499,220,924	—	$2,499,220,924
Municipal Bonds Deposited in Tender Option Bond Trusts	—	82,703,821	—	82,703,821

Total Long-Term Investments	—	2,581,924,745	—	2,581,924,745

Short-Term Investments†	—	21,145,000	—	21,145,000

Total Investments	—	$2,603,069,745	—	$2,603,069,745

†	See Schedule of Investments for additional detailed categorizations.

42	Western Asset Intermediate-Term Municipals Fund 2023 Quarterly Report